                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2020

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               Table of Contents

                         Year ended December 31, 2020

                                                                            PAGE
                                                                            -----
Report of Independent Registered Public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-4

Statements of Operations...................................................  F-10

Statements of Changes in Net Assets........................................  F-16

Notes to Financial Statements..............................................  F-33

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 2:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 2 (the Separate Account) as of December 31, 2020, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2021

                                   APPENDIX

   Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II
     Shares (2)
   Invesco Oppenheimer V.I. Global Fund -- Series II Shares
   Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares
   Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares (2)
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Value Opportunities Fund -- Series II Shares (2)
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares
Columbia Funds Variable Series Trust II
   CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
   Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
Eaton Vance Variable Trust
   VT Floating -- Rate Income Fund
Federated Hermes Insurance Series
   Federated Hermes High Income Bond Fund II -- Service Shares (1)
   Federated Hermes Kaufmann Fund II -- Service Shares (1)
Fidelity(R) Variable Insurance Products Fund
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Service Class 2
   VIP FundsManager(R) 50% Portfolio -- Service Class 2
   VIP FundsManager(R) 60% Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust
   Franklin Allocation VIP Fund -- Class 2 Shares
   Franklin Income VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Growth VIP Fund -- Class 2 Shares
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Service Shares
   Janus Henderson Forty Portfolio -- Service Shares
Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II (2)
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares (2)
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares
   Premier Growth Equity V.I.S. Fund - Class 1 Shares (2)
   Real Estate Securities V.I.S. Fund -- Class 1 Shares
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 3 Shares
   U.S. Equity V.I.S. Fund -- Class 1 Shares
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

(1)See Note 1 to the financial statements for the former name of the subaccount.
(2)Available as investment options for contracts, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                     Statements of Assets and Liabilities

                               December 31, 2020




                                                      AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         -----------------------------------------------------------------
                                              AB           AB
                                           BALANCED      GLOBAL         AB           AB            AB
                                            WEALTH      THEMATIC    GROWTH AND  INTERNATIONAL  LARGE CAP
                                           STRATEGY      GROWTH       INCOME        VALUE        GROWTH
                                         PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                           CLASS B      CLASS B      CLASS B       CLASS B      CLASS B
----------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $982,193      $70,035     $712,689    $2,314,429     $227,147
Dividend receivable                                --           --           --            --           --
Receivable for units sold                          --           --           --            --           --
TOTAL ASSETS                                  982,193       70,035      712,689     2,314,429      227,147

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                          43            3           23            95            7
Payable for units withdrawn                         2            2          510           213           --
TOTAL LIABILITIES                                  45            5          533           308            7

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                           975,586       70,030      712,156     2,204,451      227,140
Variable annuity contract owners in the
annuitization period                            6,562           --           --       109,670           --
NET ASSETS                                  $ 982,148      $70,030     $712,156    $2,314,121     $227,140

Investments in securities at cost          $1,015,429      $36,740     $691,139    $2,109,632     $121,757
Shares outstanding                             93,810        1,728       25,068       161,397        3,176

                                                                                                               AMERICAN
                                                                                                               CENTURY
                                                                                                               VARIABLE
                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)   PORTFOLIOS II,
                                                                    (CONTINUED)                                  INC.
                                         ------------------------------------------------------------------ --------------

                                                              INVESCO         INVESCO          INVESCO
                                             INVESCO           V.I.             V.I.             V.I.             VP
                                               V.I.            CORE          EQUITY AND     INTERNATIONAL     INFLATION
                                             COMSTOCK         EQUITY           INCOME           GROWTH        PROTECTION
                                             FUND --          FUND --         FUND --          FUND --         FUND --
                                         SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES    CLASS II
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)            $1,548,674        $592,954       $1,242,566       $1,502,633     $2,438,876
Dividend receivable                                    --              --               --               --             --
Receivable for units sold                              --              --               --               --             --
TOTAL ASSETS                                    1,548,674         592,954        1,242,566        1,502,633      2,438,876

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                              62              21               60               54             98
Payable for units withdrawn                             2               1               --              421             62
TOTAL LIABILITIES                                      64              22               60              475            160

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                             1,548,610         592,932        1,230,714        1,502,158      2,330,971
Variable annuity contract owners in the
annuitization period                                   --              --           11,792               --        107,745
NET ASSETS                                     $1,548,610        $592,932       $1,242,506       $1,502,158     $2,438,716

Investments in securities at cost              $1,560,601        $644,340       $1,086,264       $1,221,489     $2,292,323
Shares outstanding                                 96,371          19,486           69,729           35,879        219,917

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

  AB VARIABLE
PRODUCTS SERIES
  FUND, INC.
  (CONTINUED)                     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------
                    INVESCO          INVESCO                                            INVESCO
                  OPPENHEIMER      OPPENHEIMER        INVESCO          INVESCO        OPPENHEIMER        INVESCO
      AB              V.I.             V.I.         OPPENHEIMER      OPPENHEIMER          V.I.            V.I.
   SMALL CAP        CAPITAL        CONSERVATIVE         V.I.             V.I.         MAIN STREET       AMERICAN
    GROWTH        APPRECIATION       BALANCED          GLOBAL        MAIN STREET       SMALL CAP        FRANCHISE
 PORTFOLIO --       FUND --          FUND --          FUND --         FUND(R) --       FUND(R) --        FUND --
    CLASS B     SERIES II SHARES SERIES II SHARES SERIES II SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES
--------------------------------------------------------------------------------------------------------------------

     $3,046,678         $202,559         $452,458      $11,766,540         $773,436       $2,848,049        $159,208
             --               --               --               --               --               --              --
             --               --               --               --               --               --              --
      3,046,678          202,559          452,458       11,766,540          773,436        2,848,049         159,208

            125                7               21              461               30              117               5
          1,124               --                1              857                2              372              --
          1,249                7               22            1,318               32              489               5

      2,934,239          202,552          414,331       11,215,253          773,404        2,737,581         159,203
        111,190               --           38,105          549,969               --          109,979              --
     $3,045,429         $202,552          452,436       11,765,222         $773,404        2,847,560        $159,203

     $2,290,146         $152,505         $345,786       $9,356,042         $694,960       $2,186,424         $88,638
        120,137            2,951           25,592          229,099           26,218          105,836           1,787




                                                                    COLUMBIA FUNDS VARIABLE SERIES  EATON VANCE
               BLACKROCK VARIABLE SERIES FUNDS, INC.                         TRUST II              VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------
                                                      BLACKROCK                       COLUMBIA
   BLACKROCK        BLACKROCK        BLACKROCK        LARGE CAP                       VARIABLE
   ADVANTAGE          BASIC            GLOBAL           FOCUS       CTIVP/SM/ --    PORTFOLIO --
   U.S. TOTAL         VALUE          ALLOCATION         GROWTH      LOOMIS SAYLES     OVERSEAS
     MARKET            V.I.             V.I.             V.I.          GROWTH           CORE             VT
  V.I. FUND --       FUND --          FUND --          FUND --         FUND --        FUND --      FLOATING-RATE
CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS III SHARES    CLASS 1        CLASS 2       INCOME FUND
-----------------------------------------------------------------------------------------------------------------

        $141,320         $833,030     $114,314,926           $6,917   $13,652,173       $247,140       $3,430,233
              --               --               --               --            --             --            8,588
              --               --               --               --            --             --               43
         141,320          833,030      114,314,926            6,917    13,652,173        247,140        3,438,864

               5               33            5,142               --           540             10              138
              --               --          210,067               --           100              2               --
               5               33          215,209               --           640             12              138

         141,315          832,997      109,068,475            6,917    12,891,193        247,128        3,331,299
              --               --        5,031,242               --       760,340             --          107,427
        $141,315         $832,997     $114,099,717           $6,917   $13,651,533       $247,128       $3,438,726

        $131,955         $818,347      $99,590,282           $4,416   $10,442,561       $224,698       $3,483,960
           8,075           61,889        7,017,491              328       275,579         17,540          379,871

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                          FEDERATED HERMES INSURANCE
                                                    SERIES              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                         ----------------------------- -----------------------------------------------
                                           FEDERATED
                                             HERMES                                                          VIP
                                              HIGH        FEDERATED                                        DYNAMIC
                                             INCOME         HERMES           VIP             VIP           CAPITAL
                                              BOND         KAUFMANN       BALANCED      CONTRAFUND(R)   APPRECIATION
                                           FUND II --     FUND II --    PORTFOLIO --    PORTFOLIO --    PORTFOLIO --
                                         SERVICE SHARES SERVICE SHARES SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
----------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)            $124,308     $2,847,359      $5,310,160      $3,988,240        $137,969
Dividend receivable                                  --             --              --              --              --
Receivable for units sold                            --             --              --              --              --
TOTAL ASSETS                                    124,308      2,847,359       5,310,160       3,988,240         137,969

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             4            111             236             166               6
Payable for units withdrawn                           1             58             612               1               1
TOTAL LIABILITIES                                     5            169             848             167               7

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                             124,303      2,740,048       5,206,803       3,988,073         137,962
Variable annuity contract owners in the
annuitization period                                 --        107,142         102,509              --              --
NET ASSETS                                     $124,303     $2,847,190      $5,309,312      $3,988,073        $137,962

Investments in securities at cost              $124,585     $2,404,811      $4,135,582      $2,736,760         $86,116
Shares outstanding                               19,484        120,396         234,548          85,346           8,242

                                         FIDELITY(R) VARIABLE INSURANCE     FRANKLIN TEMPLETON VARIABLE INSURANCE
                                            PRODUCTS FUND (CONTINUED)                   PRODUCTS TRUST
                                         ------------------------------- --------------------------------------------
                                                               VIP                                        FRANKLIN
                                               VIP            VALUE         FRANKLIN       FRANKLIN        MUTUAL
                                             MID CAP       STRATEGIES      ALLOCATION       INCOME         SHARES
                                          PORTFOLIO --    PORTFOLIO --    VIP FUND --    VIP FUND --    VIP FUND --
                                         SERVICE CLASS 2 SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES
---------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)           $2,764,531        $211,769     $3,839,457     $9,564,350     $1,612,790
Dividend receivable                                   --              --             --             --             --
Receivable for units sold                             --              --            440            752             --
TOTAL ASSETS                                   2,764,531         211,769      3,839,897      9,565,102      1,612,790

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                            119               7            203            464             62
Payable for units withdrawn                            1              --             --             --              1
TOTAL LIABILITIES                                    120               7            203            464             63

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                            2,764,411         211,762      3,641,929      8,596,600      1,612,727
Variable annuity contract owners in the
annuitization period                                  --              --        197,765        968,038             --
NET ASSETS                                    $2,764,411        $211,762     $3,839,694     $9,564,638     $1,612,727

Investments in securities at cost             $2,296,895        $165,977     $4,487,694     $9,477,050     $1,656,877
Shares outstanding                                74,136          15,480        707,082        635,928         97,215

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020


                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
-----------------------------------------------------------------------------------------------------------------


                                                        VIP             VIP                             VIP
      VIP             VIP              VIP           GROWTH &         GROWTH            VIP         INVESTMENT
 EQUITY-INCOME  FUNDSMANAGER(R)  FUNDSMANAGER(R)      INCOME       OPPORTUNITIES      GROWTH        GRADE BOND
 PORTFOLIO --   50% PORTFOLIO -- 60% PORTFOLIO --  PORTFOLIO --    PORTFOLIO --    PORTFOLIO --    PORTFOLIO --
SERVICE CLASS 2 SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
-----------------------------------------------------------------------------------------------------------------

    $15,450,343      $25,448,801      $90,488,354        $482,902     $11,362,865        $310,862      $9,631,756
             --               --               --              --              --              --              --
             --               --               --              --              --              --             490
     15,450,343       25,448,801       90,488,354         482,902      11,362,865         310,862       9,632,246

            600            1,106            3,899              19             458               6             393
            705               64            1,447               1           1,093              --              --
          1,305            1,170            5,346              20           1,551               6             393

     14,681,713       25,447,631       90,483,008         482,882      10,808,077         310,856       9,094,600
        767,325               --               --              --         553,237              --         537,253
    $15,449,038      $25,447,631      $90,483,008        $482,882     $11,361,314        $310,856      $9,631,853

    $13,615,063      $20,853,791      $81,995,245        $449,773      $7,996,348        $193,612      $8,995,400
        666,538        1,883,701        8,000,739          22,233         149,335           3,091         702,023

FRANKLIN TEMPLETON
VARIABLE INSURANCE  GOLDMAN SACHS
  PRODUCTS TRUST      VARIABLE                                   LEGG MASON PARTNERS VARIABLE EQUITY MFS(R) VARIABLE
   (CONTINUED)     INSURANCE TRUST      JANUS ASPEN SERIES                 TRUST                     INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
                    GOLDMAN SACHS                                CLEARBRIDGE       CLEARBRIDGE
                     GOVERNMENT        JANUS          JANUS        VARIABLE          VARIABLE         MFS(R) TOTAL
    TEMPLETON           MONEY        HENDERSON      HENDERSON      DIVIDEND         LARGE CAP            RETURN
      GROWTH           MARKET         BALANCED        FORTY        STRATEGY           VALUE             SERIES --
   VIP FUND --         FUND --      PORTFOLIO --   PORTFOLIO --  PORTFOLIO --      PORTFOLIO --          SERVICE
  CLASS 2 SHARES   SERVICE SHARES  SERVICE SHARES SERVICE SHARES   CLASS II          CLASS I          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------

          $138,390     $10,280,212     $7,595,927     $1,784,759       $6,102           $49,373           $3,421,034
                --              52             --             --           --                --                   --
                --         200,450            914             --           --                --                   --
           138,390      10,480,714      7,596,841      1,784,759        6,102            49,373            3,421,034

                 5             444            333             78           --                 2                  135
                 1              --             --             --            1                --                   --
                 6             444            333             78            1                 2                  135

           138,384      10,440,453      6,873,664      1,784,681           --            49,371            3,352,255
                --          39,817        722,844             --        6,101                --               68,644
          $138,384     $10,480,270     $7,596,508     $1,784,681       $6,101           $49,371           $3,420,899

          $141,761     $10,280,212     $5,385,821     $1,222,583       $4,604           $46,932           $2,836,211
            12,389      10,280,212        164,771         33,700          275             2,489              134,158

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                         MFS(R) VARIABLE
                                            INSURANCE    MFS(R) VARIABLE
                                              TRUST         INSURANCE
                                           (CONTINUED)      TRUST II           PIMCO VARIABLE INSURANCE TRUST
                                         --------------- --------------- ------------------------------------------
                                                             MFS(R)
                                                          MASSACHUSETTS
                                             MFS(R)         INVESTORS                                LONG-TERM U.S.
                                            UTILITIES     GROWTH STOCK    ALL ASSET     HIGH YIELD     GOVERNMENT
                                            SERIES --     PORTFOLIO --   PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                             SERVICE         SERVICE       ADVISOR    ADMINISTRATIVE ADMINISTRATIVE
                                          CLASS SHARES    CLASS SHARES   CLASS SHARES  CLASS SHARES   CLASS SHARES
-------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)             $266,900         $29,729     $157,008     $2,474,135     $5,583,018
Dividend receivable                                   --              --           --         10,040          8,047
Receivable for units sold                             --              --           --             --            818
TOTAL ASSETS                                     266,900          29,729      157,008      2,484,175      5,591,883

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             14               1            6            103            228
Payable for units withdrawn                            1              --           --             66             --
TOTAL LIABILITIES                                     15               1            6            169            228

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                              266,885          29,728      157,002      2,376,204      5,270,675
Variable annuity contract owners in the
annuitization period                                  --              --           --        107,802        320,980
NET ASSETS                                      $266,885         $29,728     $157,002     $2,484,006     $5,591,655

Investments in securities at cost               $209,346         $21,790     $147,335     $2,393,619     $5,236,019
Shares outstanding                                 7,694           1,205       14,006        308,881        377,997

                                          STATE STREET
                                            VARIABLE
                                           INSURANCE
                                         SERIES FUNDS,
                                              INC.                                                       WELLS FARGO
                                          (CONTINUED)             THE PRUDENTIAL SERIES FUND            VARIABLE TRUST
                                         -------------- ----------------------------------------------- --------------
                                                                                                         WELLS FARGO
                                              U.S.         JENNISON                                           VT
                                             EQUITY          20/20                          NATURAL         OMEGA
                                             V.I.S.          FOCUS         JENNISON        RESOURCES        GROWTH
                                            FUND --      PORTFOLIO --    PORTFOLIO --    PORTFOLIO --      FUND --
                                         CLASS 1 SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES    CLASS 2
----------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)            $135,287         $15,833        $114,293      $3,079,444        $33,124
Dividend receivable                                  --              --              --              --             --
Receivable for units sold                            --              --              --              --             --
TOTAL ASSETS                                    135,287          15,833         114,293       3,079,444         33,124

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             4              --               4             130              2
Payable for units withdrawn                          --               2              --             437             --
TOTAL LIABILITIES                                     4               2               4             567              2

NET ASSETS ATTRIBUTABLE TO:
Variable annuity contract owners in the
accumulation period                             135,283          15,831         114,289       2,968,101         33,122
Variable annuity contract owners in the
annuitization period                                 --              --              --         110,776             --
NET ASSETS                                     $135,283         $15,831        $114,289      $3,078,877        $33,122

Investments in securities at cost              $104,627          $7,477         $57,976      $2,795,688        $22,506
Shares outstanding                                2,539             336             943         117,491            819

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020



PIMCO VARIABLE INSURANCE TRUST
         (CONTINUED)                       STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------
                                                   REAL
                    TOTAL                         ESTATE       S&P 500(R)     SMALL-CAP        TOTAL
 LOW DURATION       RETURN                      SECURITIES       INDEX          EQUITY         RETURN
 PORTFOLIO --    PORTFOLIO --      INCOME         V.I.S.         V.I.S.         V.I.S.         V.I.S.
ADMINISTRATIVE  ADMINISTRATIVE V.I.S. FUND --    FUND --        FUND --        FUND --        FUND --
 CLASS SHARES    CLASS SHARES  CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 3 SHARES
---------------------------------------------------------------------------------------------------------

   $10,119,477     $12,137,433         $8,964     $2,515,755         $3,363       $168,185   $131,360,443
         5,612          20,347             --             --             --             --             --
         1,085           1,572             --             --             --             --             --
    10,126,174      12,159,352          8,964      2,515,755          3,363        168,185    131,360,443

           412             487              1             97              5              6          6,174
            --              --              1             21              1             --          2,135
           412             487              2            118              6              6          8,309

     9,590,720      11,729,779          8,962      2,406,714          3,357        168,179    117,315,799
       535,042         429,086             --        108,923             --             --     14,036,335
   $10,125,762     $12,158,865         $8,962     $2,515,637         $3,357       $168,179   $131,352,134

   $10,061,989     $11,627,230         $8,452     $2,540,151         $2,031       $154,511   $126,768,444
       974,901       1,047,233            718        209,297             67         11,472      7,927,607

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           Statements of Operations

                                                         AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         ----------------------------------------------------------------------

                                              AB            AB
                                           BALANCED       GLOBAL          AB            AB             AB
                                            WEALTH       THEMATIC     GROWTH AND   INTERNATIONAL   LARGE CAP
                                           STRATEGY       GROWTH        INCOME         VALUE         GROWTH
                                         PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                           CLASS B       CLASS B       CLASS B        CLASS B       CLASS B
                                         ------------  ------------  ------------  -------------  ------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                             2020          2020          2020          2020           2020
---------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                  $19,313          $274        $9,226        $33,470           $--
Mortality and expense risk and
administrative charges (note 4a)               14,931           911         8,531         38,931         2,205
NET INVESTMENT INCOME (EXPENSE)                 4,382          (637)          695         (5,461)       (2,205)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                      (20,320)        7,189       (18,789)      (148,018)        1,815
Change in unrealized appreciation
(depreciation)                                 54,645         8,372        (1,237)        90,249        42,076
Capital gain distributions                     27,521         5,763        37,782             --        15,657
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 61,846        21,324        17,756        (57,769)       59,548

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $66,228       $20,687       $18,451       $(63,230)      $57,343

                                                                                                                  AMERICAN
                                                                                                                  CENTURY
                                                                                                                  VARIABLE
                                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)    PORTFOLIOS II,
                                                                      (CONTINUED)                                   INC.
                                         --------------------------------------------------------------------- --------------

                                                               INVESCO          INVESCO          INVESCO
                                             INVESCO            V.I.              V.I.             V.I.              VP
                                               V.I.             CORE           EQUITY AND     INTERNATIONAL      INFLATION
                                             COMSTOCK          EQUITY            INCOME           GROWTH         PROTECTION
                                             FUND --           FUND --          FUND --          FUND --          FUND --
                                         SERIES II SHARES  SERIES I SHARES  SERIES II SHARES SERIES II SHARES     CLASS II
                                         ----------------  ---------------  ---------------- ----------------  --------------
                                            YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                           DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2020             2020              2020             2020             2020
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                      $30,361           $7,232           $25,536          $29,808         $42,538
Mortality and expense risk and
administrative charges (note 4a)                   20,307           93,142            20,474           45,431          53,205
NET INVESTMENT INCOME (EXPENSE)                    10,054          (85,910)            5,062          (15,623)        (10,667)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                          (27,664)        (136,399)           14,465          353,437         102,901
Change in unrealized appreciation
(depreciation)                                    (39,056)          21,337            18,575         (302,873)        172,824
Capital gain distributions                         37,750          124,758            52,790           32,491              --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                    (28,970)           9,696            85,830           83,055         275,725

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                       $(18,916)        $(76,214)          $90,892          $67,432        $265,058

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

  AB VARIABLE
PRODUCTS SERIES
  FUND, INC.
  (CONTINUED)                                  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------------
                     INVESCO           INVESCO                                              INVESCO
                   OPPENHEIMER       OPPENHEIMER        INVESCO           INVESCO         OPPENHEIMER         INVESCO
      AB               V.I.              V.I.         OPPENHEIMER       OPPENHEIMER           V.I.             V.I.
   SMALL CAP         CAPITAL         CONSERVATIVE         V.I.              V.I.          MAIN STREET        AMERICAN
    GROWTH         APPRECIATION        BALANCED          GLOBAL         MAIN STREET        SMALL CAP         FRANCHISE
 PORTFOLIO --        FUND --           FUND --          FUND --          FUND(R) --        FUND(R) --         FUND --
    CLASS B      SERIES II SHARES  SERIES II SHARES SERIES II SHARES  SERIES II SHARES  SERIES II SHARES  SERIES I SHARES
--------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
 DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
     2020              2020              2020             2020              2020              2020             2020
--------------------------------------------------------------------------------------------------------------------------

            $--               $--            $7,913          $45,884           $11,585            $9,338              $94
         25,066             2,182             7,773          101,092            99,456            38,093            1,485
        (25,066)           (2,182)              140          (55,208)          (87,871)          (28,755)          (1,391)

         68,027             6,873            17,688          232,535           930,601            40,577              967
        682,898            23,847            23,009        1,935,584          (982,426)          489,918           36,791
        189,542            26,595            10,001          380,505            98,108            37,237            9,801
        940,467            57,315            50,698        2,548,624            46,283           567,732           47,559

       $915,401           $55,133           $50,838       $2,493,416          $(41,588)         $538,977          $46,168

                                                                       COLUMBIA FUNDS VARIABLE SERIES  EATON VANCE
                BLACKROCK VARIABLE SERIES FUNDS, INC.                            TRUST II             VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
                                                        BLACKROCK                        COLUMBIA
   BLACKROCK        BLACKROCK         BLACKROCK         LARGE CAP                        VARIABLE
   ADVANTAGE          BASIC             GLOBAL            FOCUS        CTIVP/SM/ --    PORTFOLIO --
   U.S. TOTAL         VALUE           ALLOCATION          GROWTH       LOOMIS SAYLES     OVERSEAS           VT
     MARKET            V.I.              V.I.              V.I.           GROWTH           CORE       FLOATING-RATE
  V.I. FUND --       FUND --           FUND --           FUND --          FUND --        FUND --          INCOME
CLASS III SHARES CLASS III SHARES  CLASS III SHARES  CLASS III SHARES     CLASS 1        CLASS 2           FUND
---------------------------------------------------------------------------------------------------------------------
   YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
  DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
      2020             2020              2020              2020            2020            2020            2020
---------------------------------------------------------------------------------------------------------------------

          $1,874          $15,861        $1,307,412               $--            $--         $4,609         $140,399
           1,052           30,753         1,773,522                66        113,762          4,692           62,174
             822          (14,892)         (466,110)              (66)      (113,762)           (83)          78,225

           2,871         (461,022)        1,228,334                22        546,578          3,118         (137,031)
           2,675           98,094        11,201,641             1,696      1,909,639         12,209            5,403
          12,024           52,656         6,460,379               388             --          4,144               --
          17,570         (310,272)       18,890,354             2,106      2,456,217         19,471         (131,628)

         $18,392        $(325,164)      $18,424,244            $2,040     $2,342,455        $19,388         $(53,403)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                           FEDERATED HERMES INSURANCE
                                                     SERIES                 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                         ------------------------------- --------------------------------------------------
                                           FEDERATED
                                             HERMES                                                              VIP
                                              HIGH         FEDERATED                                           DYNAMIC
                                             INCOME          HERMES            VIP              VIP            CAPITAL
                                              BOND          KAUFMANN        BALANCED       CONTRAFUND(R)    APPRECIATION
                                           FUND II --      FUND II --     PORTFOLIO --     PORTFOLIO --     PORTFOLIO --
                                         SERVICE SHARES  SERVICE SHARES  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2
                                         --------------  --------------  ---------------  ---------------  ---------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2020            2020            2020             2020             2020
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                     $6,469             $--          $58,297           $5,290              $57
Mortality and expense risk and
administrative charges (note 4a)                  1,345          24,679           63,237           77,451            1,944
NET INVESTMENT INCOME (EXPENSE)                   5,124         (24,679)          (4,940)         (72,161)          (1,887)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                           (868)         91,496          159,620        1,085,405            5,875
Change in unrealized appreciation
(depreciation)                                      497         279,552          590,227          194,538           27,619
Capital gain distributions                           --          85,137           63,070           34,119            1,794
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                     (371)        456,185          812,917        1,314,062           35,288

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                       $4,753        $431,506         $807,977       $1,241,901          $33,401

                                          FIDELITY(R) VARIABLE INSURANCE        FRANKLIN TEMPLETON VARIABLE INSURANCE
                                             PRODUCTS FUND (CONTINUED)                     PRODUCTS TRUST
                                         --------------------------------- -----------------------------------------------
                                                                VIP                                           FRANKLIN
                                               VIP             VALUE          FRANKLIN        FRANKLIN         MUTUAL
                                             MID CAP        STRATEGIES       ALLOCATION        INCOME          SHARES
                                          PORTFOLIO --     PORTFOLIO --     VIP FUND --     VIP FUND --     VIP FUND --
                                         SERVICE CLASS 2  SERVICE CLASS 2  CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES
                                         ---------------  ---------------  --------------  --------------  --------------
                                           YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2020             2020             2020            2020            2020
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                     $14,855           $1,812         $53,125        $562,744         $44,305
Mortality and expense risk and
administrative charges (note 4a)                  69,114            1,993          69,504         175,217          22,424
NET INVESTMENT INCOME (EXPENSE)                  (54,259)            (181)        (16,379)        387,527          21,881

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                        (234,911)            (133)        (99,253)       (114,974)        (43,691)
Change in unrealized appreciation
(depreciation)                                   395,884            5,879        (505,230)       (520,190)       (167,104)
Capital gain distributions                            --            9,343         946,563           7,971          61,596
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                   160,973           15,089         342,080        (627,193)       (149,199)

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                      $106,714          $14,908        $325,701       $(239,666)      $(127,318)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                          VIP              VIP                               VIP
      VIP             VIP               VIP            GROWTH &          GROWTH             VIP          INVESTMENT
 EQUITY-INCOME  FUNDSMANAGER(R)   FUNDSMANAGER(R)       INCOME        OPPORTUNITIES       GROWTH         GRADE BOND
 PORTFOLIO --   50% PORTFOLIO --  60% PORTFOLIO --   PORTFOLIO --     PORTFOLIO --     PORTFOLIO --     PORTFOLIO --
SERVICE CLASS 2 SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2
----------------------------------------------------------------------------------------------------------------------
  YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
 DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
     2020             2020              2020             2020             2020             2020             2020
----------------------------------------------------------------------------------------------------------------------

       $200,994         $241,355          $776,384           $8,126              $--             $114         $190,589
        131,890          384,308         1,357,205            5,868           88,334            3,266          137,042
         69,104         (142,953)         (580,821)           2,258          (88,334)          (3,152)          53,547

         66,179          306,237          (217,242)             (21)         689,464           12,033          111,994
      1,301,533        2,009,223         9,255,753           15,003        2,709,520           62,520          462,267
        243,913          531,229         2,165,266           19,362          222,691           26,187            3,613
      1,611,625        2,846,689        11,203,777           34,344        3,621,675          100,740          577,874

     $1,680,729       $2,703,736       $10,622,956          $36,602       $3,533,341          $97,588         $631,421

FRANKLIN TEMPLETON
VARIABLE INSURANCE   GOLDMAN SACHS
  PRODUCTS TRUST       VARIABLE                                     LEGG MASON PARTNERS VARIABLE EQUITY MFS(R) VARIABLE
   (CONTINUED)      INSURANCE TRUST        JANUS ASPEN SERIES                  TRUST                    INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
                     GOLDMAN SACHS                                  CLEARBRIDGE       CLEARBRIDGE
                      GOVERNMENT         JANUS          JANUS         VARIABLE          VARIABLE         MFS(R) TOTAL
                         MONEY         HENDERSON      HENDERSON       DIVIDEND         LARGE CAP            RETURN
 TEMPLETON GROWTH       MARKET          BALANCED        FORTY         STRATEGY           VALUE             SERIES --
VIP FUND --CLASS 2      FUND --       PORTFOLIO --   PORTFOLIO --   PORTFOLIO --      PORTFOLIO --          SERVICE
      SHARES        SERVICE SHARES   SERVICE SHARES SERVICE SHARES    CLASS II          CLASS I          CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------
    YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED        YEAR ENDED         YEAR ENDED
   DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
       2020              2020             2020           2020           2020              2020               2020
-----------------------------------------------------------------------------------------------------------------------

            $3,778          $25,973        $147,577        $11,708          $214              $626              $69,341
             1,627          138,097         114,936         29,129           513               473               48,075
             2,151         (112,124)         32,641        (17,421)         (299)              153               21,266

            (9,784)              --         259,522        220,566         6,862                53               60,127
            10,085               --         477,680        255,011        (8,073)           (2,165)              68,816
                --               --          65,847        132,625           172             4,858               90,298
               301               --         803,049        608,202        (1,039)            2,746              219,241

            $2,452        $(112,124)       $835,690       $590,781       $(1,338)           $2,899             $240,507

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                         MFS(R) VARIABLE
                                            INSURANCE    MFS(R) VARIABLE
                                              TRUST         INSURANCE
                                           (CONTINUED)      TRUST II             PIMCO VARIABLE INSURANCE TRUST
                                         --------------- ---------------  --------------------------------------------
                                                             MFS(R)
                                                          MASSACHUSETTS
                                             MFS(R)         INVESTORS                                   LONG-TERM U.S.
                                            UTILITIES     GROWTH STOCK     ALL ASSET      HIGH YIELD      GOVERNMENT
                                            SERIES --     PORTFOLIO --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                                             SERVICE         SERVICE        ADVISOR     ADMINISTRATIVE  ADMINISTRATIVE
                                          CLASS SHARES    CLASS SHARES    CLASS SHARES   CLASS SHARES    CLASS SHARES
                                         --------------- ---------------  ------------  --------------  --------------
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                              2020            2020            2020           2020            2020
----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                       5,459              57         7,168         157,658          78,116
Mortality and expense risk and
administrative charges (note 4a)                   3,046             295         1,950          49,552          70,173
NET INVESTMENT INCOME (EXPENSE)                    2,413            (238)        5,218         108,106           7,943

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                           3,284             181          (505)        (32,509)        304,398
Change in unrealized appreciation
(depreciation)                                       667           2,682         5,578         (15,194)        179,260
Capital gain distributions                         6,460           2,513            --              --          32,430
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                    10,411           5,376         5,073         (47,703)        516,088

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                        12,824           5,138        10,291          60,403         524,031

                                          STATE STREET
                                            VARIABLE
                                           INSURANCE
                                         SERIES FUNDS,
                                              INC.                                                           WELLS FARGO
                                          (CONTINUED)                THE PRUDENTIAL SERIES FUND             VARIABLE TRUST
                                         --------------  -------------------------------------------------- --------------
                                                                                                             WELLS FARGO
                                              U.S.          JENNISON                                              VT
                                             EQUITY           20/20                            NATURAL          OMEGA
                                             V.I.S.           FOCUS          JENNISON         RESOURCES         GROWTH
                                            FUND --       PORTFOLIO --     PORTFOLIO --     PORTFOLIO --       FUND --
                                         CLASS 1 SHARES  CLASS II SHARES  CLASS II SHARES  CLASS II SHARES     CLASS 2
                                         --------------  ---------------  ---------------  ---------------  --------------
                                           YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2020            2020             2020             2020             2020
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                        625               --               --               --              --
Mortality and expense risk and
administrative charges (note 4a)                  1,659            4,106            1,188           52,079             340
NET INVESTMENT INCOME (EXPENSE)                  (1,034)          (4,106)          (1,188)         (52,079)           (340)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                          9,186          260,274           13,896         (369,154)          1,735
Change in unrealized appreciation
(depreciation)                                    1,492         (190,809)          32,292          666,255           7,220
Capital gain distributions                        9,474               --               --               --           2,221
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                   20,152           69,465           46,188          297,101          11,176

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                       19,118           65,359           45,000          245,022          10,836

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

PIMCO VARIABLE INSURANCE TRUST
         (CONTINUED)                         STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------
                    TOTAL                          REAL         S&P 500(R)      SMALL-CAP         TOTAL
 LOW DURATION       RETURN                        ESTATE          INDEX           EQUITY          RETURN
 PORTFOLIO --    PORTFOLIO --      INCOME       SECURITIES        V.I.S.          V.I.S.          V.I.S.
ADMINISTRATIVE  ADMINISTRATIVE V.I.S. FUND -- V.I.S. FUND --     FUND --         FUND --         FUND --
 CLASS SHARES    CLASS SHARES  CLASS 1 SHARES CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES  CLASS 3 SHARES
-------------------------------------------------------------------------------------------------------------
  YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020            2020           2020           2020            2020            2020            2020
-------------------------------------------------------------------------------------------------------------

        71,556         268,250            223         12,380              54              --       2,052,595
       102,446         184,598            146         34,101             186           2,133       2,237,482

       (30,890)         83,652             77        (21,721)           (132)         (2,133)       (184,887)
        (6,624)        146,895            114        (52,559)          4,382          (6,311)     (2,403,998)
       106,741         491,093            166        (32,261)         (2,917)         25,046       7,181,382
            --         146,239             30         33,257             251           4,634              --
       100,117         784,227            310        (51,563)          1,716          23,369       4,777,384

        69,227         867,879            387        (73,284)          1,584          21,236       4,592,497

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                      Statements of Changes in Net Assets

                                                            AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         -----------------------------------------------------------------------------
                                                    AB                        AB                        AB
                                              BALANCED WEALTH           GLOBAL THEMATIC             GROWTH AND
                                           STRATEGY PORTFOLIO --      GROWTH PORTFOLIO --       INCOME PORTFOLIO --
                                                  CLASS B                   CLASS B                   CLASS B
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $4,382        $5,949      $(637)       $(812)         $695        $(946)
Net realized gain (loss) on investments     (20,320)       (9,033)     7,189        4,541       (18,789)      (2,108)
Change in unrealized appreciation
(depreciation) on investments                54,645        42,195      8,372        7,837        (1,237)      64,703
Capital gain distributions                   27,521       116,949      5,763        3,422        37,782       76,074
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   66,228       156,060     20,687       14,988        18,451      137,723

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                     --            --         --           --            --           --
Transfers for contract benefits and
terminations                                (99,067)      (99,331)    (3,043)      (3,007)      (14,249)     (12,161)
Administrative expenses                     (10,979)      (11,261)    (1,043)      (1,011)       (8,081)      (8,066)
Transfers between subaccounts
(including fixed account), net               17,336       (72,433)    (9,515)      (5,161)      (64,104)      53,145
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (92,710)     (183,025)   (13,601)      (9,179)      (86,434)      32,918
INCREASE (DECREASE) IN NET ASSETS           (26,482)      (26,965)     7,086        5,809       (67,983)     170,641
Net assets at beginning of year           1,008,630     1,035,595     62,944       57,135       780,139      609,498
Net assets at end of year                  $982,148    $1,008,630    $70,030      $62,944      $712,156     $780,139

CHANGE IN UNITS (NOTE 5):
Units purchased                               2,873         1,248        235          129         8,180        4,240
Units redeemed                               (9,453)      (14,339)      (853)        (658)      (11,369)      (2,763)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (6,580)      (13,091)      (618)        (529)       (3,189)       1,477

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


             AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
-------------------------------------------------------------------------------

           AB                        AB                        AB
      INTERNATIONAL               LARGE CAP                 SMALL CAP
   VALUE PORTFOLIO --        GROWTH PORTFOLIO --       GROWTH PORTFOLIO --
         CLASS B                   CLASS B                   CLASS B
-------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2020         2019         2020         2019         2020          2019
-------------------------------------------------------------------------------


    $(5,461)    $(23,489)    $(2,205)     $(1,789)     $(25,066)    $(13,947)
   (148,018)     (26,335)      1,815        1,272        68,027       31,744
     90,249      528,313      42,076       22,916       682,898      134,438
         --           --      15,657       20,345       189,542      110,600
    (63,230)     478,489      57,343       42,744       915,401      262,835

      8,816        8,071          --           --         7,259        8,371
   (352,942)    (315,410)     (2,118)      (1,458)     (186,304)     (62,447)
    (30,883)     (38,181)       (108)         (86)      (14,150)      (4,915)
   (679,622)      50,321          (1)           1     1,470,101     (184,465)
 (1,054,631)    (295,199)     (2,227)      (1,543)    1,276,906     (243,456)
 (1,117,861)     183,290      55,116       41,201     2,192,307       19,379
  3,431,982    3,248,692     172,024      130,823       853,122      833,743
 $2,314,121   $3,431,982    $227,140     $172,024    $3,045,429     $853,122

    108,130       69,876          --           --        49,140        2,927
   (241,489)    (108,383)        (58)         (50)      (15,721)      (9,549)
   (133,359)     (38,507)        (58)         (50)       33,419       (6,622)

           AIM VARIABLE INSURANCE FUNDS
        (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------
         INVESCO                   INVESCO
       OPPENHEIMER               OPPENHEIMER
      V.I. CAPITAL            V.I. CONSERVATIVE
  APPRECIATION FUND --        BALANCED FUND --
    SERIES II SHARES          SERIES II SHARES
---------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019
---------------------------------------------------


   $(2,182)     $(1,942)        $140       $1,262
     6,873        3,099       17,688        7,912
    23,847       30,633       23,009       50,070
    26,595       14,633       10,001        7,736
    55,133       46,423       50,838       66,980

        --           --           --           --
    (1,848)      (1,216)     (59,270)     (38,614)
    (1,769)      (1,628)      (2,827)      (2,806)
   (20,682)     (17,076)     (16,954)       1,629
   (24,299)     (19,920)     (79,051)     (39,791)
    30,834       26,503      (28,213)      27,189
   171,718      145,215      480,649      453,460
  $202,552     $171,718     $452,436     $480,649

       447          554        1,980        1,333
    (1,305)      (1,487)      (8,930)      (4,843)
      (858)        (933)      (6,950)      (3,510)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -------------------------------------------------------------------------------
                                                                                                        INVESCO
                                                  INVESCO                   INVESCO                   OPPENHEIMER
                                                OPPENHEIMER               OPPENHEIMER              V.I. MAIN STREET
                                            V.I. GLOBAL FUND --    V.I. MAIN STREET FUND(R) --   SMALL CAP FUND(R) --
                                             SERIES II SHARES          SERIES II SHARES            SERIES II SHARES
                                         ------------------------- --------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020          2019          2020         2019
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(55,208)    $(34,368)    $(87,871)     $(79,492)     $(28,755)    $(42,204)
Net realized gain (loss) on investments      232,535       81,745      930,601       222,590        40,577       15,974
Change in unrealized appreciation
(depreciation) on investments              1,935,584      430,855     (982,426)    1,090,689       489,918      371,329
Capital gain distributions                   380,505      660,057       98,108     2,064,810        37,237      263,926
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                 2,493,416    1,138,289      (41,588)    3,298,597       538,977      609,025

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  10,936       10,248          788            --         3,934           --
Transfers for contract benefits and
terminations                                (489,866)    (487,026)    (794,887)   (1,281,633)     (241,129)    (283,435)
Administrative expenses                      (79,476)     (47,096)     (83,770)     (149,234)      (27,354)     (28,971)
Transfers between subaccounts
(including fixed account), net             5,512,035     (431,149) (10,954,494)   (1,070,816)     (210,445)    (201,033)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                       4,953,629     (955,023) (11,832,363)   (2,501,683)     (474,994)    (513,439)
INCREASE (DECREASE) IN NET ASSETS          7,447,045      183,266  (11,873,951)      796,914        63,983       95,586
Net assets at beginning of year            4,318,177    4,134,911   12,647,355    11,850,441     2,783,577    2,687,991
Net assets at end of year                $11,765,222   $4,318,177     $773,404   $12,647,355    $2,847,560   $2,783,577

CHANGE IN UNITS (NOTE 5):
Units purchased                              311,075       21,381       51,709        53,905        30,445       18,503
Units redeemed                               (87,838)     (65,938)    (543,204)     (156,022)      (46,394)     (38,859)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       223,237      (44,557)    (491,495)     (102,117)      (15,949)     (20,356)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
--------------------------------------------------------------------------------------------------------
         INVESCO                   INVESCO                    INVESCO                   INVESCO
      V.I. AMERICAN             V.I. COMSTOCK                V.I. CORE              V.I. EQUITY AND
    FRANCHISE FUND --              FUND --                EQUITY FUND --            INCOME FUND --
     SERIES I SHARES          SERIES II SHARES            SERIES I SHARES          SERIES II SHARES
---------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019          2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------


   $(1,391)     $(1,177)      $10,054       $2,935      $(85,910)    $(64,908)      $5,062       $7,304
       967          606       (27,664)       4,092      (136,399)     (64,937)      14,465       40,982
    36,791       15,774       (39,056)     104,537        21,337    1,692,727       18,575       85,804
     9,801       14,629        37,750      192,971       124,758    1,365,955       52,790       96,941
    46,168       29,832       (18,916)     304,535       (76,214)   2,928,837       90,892      231,031

        --           --         4,411        7,036           788           --        4,256           --
      (516)        (343)      (55,217)     (66,737)     (782,034)  (1,262,655)    (117,495)    (185,600)
      (710)        (534)       (8,232)      (8,838)      (83,274)    (147,912)     (15,354)     (17,047)
        --           --        37,860        4,875   (10,645,502)    (877,015)     (96,917)     (56,779)
    (1,226)        (877)      (21,178)     (63,664)  (11,510,022)  (2,287,582)    (225,510)    (259,426)
    44,942       28,955       (40,094)     240,871   (11,586,236)     641,255     (134,618)     (28,395)
   114,261       85,306     1,588,704    1,347,833    12,179,168   11,537,913    1,377,124    1,405,519
  $159,203     $114,261    $1,548,610   $1,588,704      $592,932  $12,179,168   $1,242,506   $1,377,124

        --           --        10,266        2,321        61,091       63,759        6,377        2,934
       (46)         (43)      (10,377)      (5,638)     (605,787)    (171,917)     (19,161)     (19,454)
       (46)         (43)         (111)      (3,317)     (544,696)    (108,158)     (12,784)     (16,520)

--------------------------
         INVESCO
   V.I. INTERNATIONAL
     GROWTH FUND --
    SERIES II SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


   $(15,623)    $(10,157)
    353,437      113,748
   (302,873)     743,579
     32,491      310,151
     67,432    1,157,321

      1,367           --
   (287,815)    (436,979)
    (33,861)     (53,591)
 (3,197,942)    (432,944)
 (3,518,251)    (923,514)
 (3,450,819)     233,807
  4,952,977    4,719,170
 $1,502,158   $4,952,977

     40,782       27,109
   (258,295)     (86,714)
   (217,513)     (59,605)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                             AMERICAN CENTURY
                                         VARIABLE PORTFOLIOS II, INC.        BLACKROCK VARIABLE SERIES FUNDS, INC.
                                         ---------------------------- ---------------------------------------------------
                                                                              BLACKROCK                 BLACKROCK
                                                                              ADVANTAGE                   BASIC
                                                    VP                    U.S. TOTAL MARKET               VALUE
                                           INFLATION PROTECTION             V.I. FUND --              V.I. FUND --
                                             FUND -- CLASS II             CLASS III SHARES          CLASS III SHARES
                                         ---------------------------- ------------------------- -------------------------
                                          YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020           2019          2020         2019         2020         2019
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(10,667)       $38,949         $822        $951       $(14,892)     $22,128
Net realized gain (loss) on investments      102,901        (17,774)       2,871         (99)      (461,022)      (2,704)
Change in unrealized appreciation
(depreciation) on investments                172,824        327,665        2,675      12,480         98,094      389,276
Capital gain distributions                        --             --       12,024      11,446         52,656      296,802
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   265,058        348,840       18,392      24,778       (325,164)     705,502

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   2,743             --           --          --          5,253        7,571
Transfers for contract benefits and
terminations                                (432,401)      (561,753)      (5,840)    (15,028)      (223,402)    (389,039)
Administrative expenses                      (42,347)       (58,160)      (1,350)     (1,362)       (25,481)     (41,857)
Transfers between subaccounts
(including fixed account), net            (2,180,563)       386,374       41,702     (23,222)    (2,217,184)     (58,596)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                      (2,652,568)      (233,539)      34,512     (39,612)    (2,460,814)    (481,921)
INCREASE (DECREASE) IN NET ASSETS         (2,387,510)       115,301       52,904     (14,834)    (2,785,978)     223,581
Net assets at beginning of year            4,826,226      4,710,925       88,411     103,245      3,618,975    3,395,394
Net assets at end of year                 $2,438,716     $4,826,226     $141,315     $88,411       $832,997   $3,618,975

CHANGE IN UNITS (NOTE 5):
Units purchased                               55,420         81,716        2,874         214         41,334       21,658
Units redeemed                              (254,377)       (98,862)      (1,364)     (2,045)      (175,628)     (44,020)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                      (198,957)       (17,146)       1,510      (1,831)      (134,294)     (22,362)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


  BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)         COLUMBIA FUNDS VARIABLE SERIES TRUST II
------------------------------------------------------------------------------------------------------------
                                    BLACKROCK                                             COLUMBIA
         BLACKROCK                  LARGE CAP                                             VARIABLE
          GLOBAL                      FOCUS                 CTIVP/SM /--                PORTFOLIO --
        ALLOCATION                   GROWTH                 LOOMIS SAYLES               OVERSEAS CORE
       V.I. FUND --               V.I. FUND --             GROWTH FUND --                  FUND --
     CLASS III SHARES           CLASS III SHARES               CLASS 1                     CLASS 2
------------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019          2020         2019         2020           2019         2020         2019
------------------------------------------------------------------------------------------------------------


   $(466,110)    $(503,080)      $(66)        $(52)     $(113,762)      $(56,702)       $(83)      $1,646
   1,228,334       189,809         22           12        546,578        325,211       3,118       (1,598)
  11,201,641    13,171,452      1,696          704      1,909,639        740,466      12,209       24,155
   6,460,379     4,506,088        388          489             --             --       4,144       57,640
  18,424,244    17,364,269      2,040        1,153      2,342,455      1,008,975      19,388       81,843

     175,192        41,643         --           --         24,543         10,607       5,071        5,071
  (9,747,119)  (11,586,224)        --           --       (663,483)      (406,900)    (14,589)     (64,313)
  (1,637,490)   (1,784,273)       (12)         (12)       (92,353)       (45,075)     (2,049)      (2,482)
  (8,831,126)   (5,656,358)         1           --      8,113,308       (260,753)   (134,973)     (41,321)
 (20,040,543)  (18,985,212)       (11)         (12)     7,382,015       (702,121)   (146,540)    (103,045)
  (1,616,299)   (1,620,943)     2,029        1,141      9,724,470        306,854    (127,152)     (21,202)
 115,716,016   117,336,959      4,888        3,747      3,927,063      3,620,209     374,280      395,482
$114,099,717  $115,716,016     $6,917       $4,888    $13,651,533     $3,927,063    $247,128     $374,280

     190,574       371,781         --           --        501,797         29,121       2,183        1,087
  (1,391,430)   (1,571,314)        --           --       (116,310)       (72,931)    (13,831)     (10,286)
  (1,200,856)   (1,199,533)        --           --        385,487        (43,810)    (11,648)      (9,199)

  EATON VANCE VARIABLE
          TRUST
-------------------------



           VT
      FLOATING-RATE
       INCOME FUND
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


    $78,225     $162,613
   (137,031)     (28,629)
      5,403      181,750
         --           --
    (53,403)     315,734

      2,682       22,244
   (436,594)    (549,132)
    (44,860)     (61,177)
 (1,307,675)    (330,780)
 (1,786,447)    (918,845)
 (1,839,850)    (603,111)
  5,278,576    5,881,687
 $3,438,726   $5,278,576

     52,017       78,129
   (190,391)    (145,899)
   (138,374)     (67,770)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                               FIDELITY(R) VARIABLE
                                                  FEDERATED HERMES INSURANCE SERIES           INSURANCE PRODUCTS FUND
                                         --------------------------------------------------- -------------------------
                                                 FEDERATED                 FEDERATED                    VIP
                                            HERMES HIGH INCOME          HERMES KAUFMANN              BALANCED
                                              BOND FUND II --             FUND II --               PORTFOLIO --
                                              SERVICE SHARES            SERVICE SHARES            SERVICE CLASS 2
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $5,124       $6,662      $(24,679)   $(12,584)      $(4,940)       $(235)
Net realized gain (loss) on investments        (868)      (1,547)       91,496      39,484       159,620       93,658
Change in unrealized appreciation
(depreciation) on investments                   497       11,061       279,552     128,568       590,227      592,176
Capital gain distributions                       --           --        85,137      83,348        63,070      231,011
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    4,753       16,176       431,506     238,816       807,977      916,610

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                     --           --         2,187          --            --           --
Transfers for contract benefits and
terminations                                 (3,936)      (4,075)     (165,805)    (52,546)     (285,395)    (691,074)
Administrative expenses                      (1,344)      (1,324)      (17,738)     (6,181)      (41,947)     (47,260)
Transfers between subaccounts
(including fixed account), net                3,299      (21,151)    1,648,289     (42,276)      376,685     (240,002)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                         (1,981)     (26,550)    1,466,933    (101,003)       49,343     (978,336)
INCREASE (DECREASE) IN NET ASSETS             2,772      (10,374)    1,898,439     137,813       857,320      (61,726)
Net assets at beginning of year             121,531      131,905       948,751     810,938     4,451,992    4,513,718
Net assets at end of year                  $124,303     $121,531    $2,847,190    $948,751    $5,309,312   $4,451,992

CHANGE IN UNITS (NOTE 5):
Units purchased                                 404          266        62,407      11,243        59,887       32,171
Units redeemed                                 (513)      (1,561)      (19,199)    (15,698)      (54,420)     (82,024)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                         (109)      (1,295)       43,208      (4,455)        5,467      (49,853)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                     VIP
           VIP                 DYNAMIC CAPITAL                 VIP                         VIP
      CONTRAFUND(R)             APPRECIATION              EQUITY-INCOME              FUNDSMANAGER(R)
      PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              50% PORTFOLIO --
     SERVICE CLASS 2           SERVICE CLASS 2           SERVICE CLASS 2             SERVICE CLASS 2
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020           2019         2020         2019
----------------------------------------------------------------------------------------------------------


   $(72,161)    $(83,193)    $(1,887)     $(1,489)      $69,104        $21,494    $(142,953)    $(26,590)
  1,085,405      115,247       5,875        1,846        66,179         12,033      306,237      359,903
    194,538      877,086      27,619        9,032     1,301,533        878,783    2,009,223      994,133
     34,119      708,983       1,794       20,094       243,913        392,496      531,229    2,478,113
  1,241,901    1,618,123      33,401       29,483     1,680,729      1,304,806    2,703,736    3,805,559

        182        1,200          --           --        22,918         24,698       14,119       16,872
   (708,169)    (511,832)     (7,841)      (7,483)     (824,390)      (413,125)  (1,705,507)  (2,354,017)
    (47,502)     (63,367)       (473)        (457)     (105,946)       (60,445)    (380,464)    (402,063)
 (3,270,469)     202,701     (19,241)      (2,749)    8,755,039       (443,378)    (711,849)    (976,889)
 (4,025,958)    (371,298)    (27,555)     (10,689)    7,847,621       (892,250)  (2,783,701)  (3,716,097)
 (2,784,057)   1,246,825       5,846       18,794     9,528,350        412,556      (79,965)      89,462
  6,772,130    5,525,305     132,116      113,322     5,920,688      5,508,132   25,527,596   25,438,134
 $3,988,073   $6,772,130    $137,962     $132,116   $15,449,038     $5,920,688  $25,447,631  $25,527,596

     36,432       55,113           7           39       578,110         47,180       57,568       97,182
   (186,475)     (62,446)     (1,067)        (536)     (127,257)       (96,053)    (247,576)    (360,798)
   (150,043)      (7,333)     (1,060)        (497)      450,853        (48,873)    (190,008)    (263,616)

--------------------------

           VIP
     FUNDSMANAGER(R)
    60% PORTFOLIO --
     SERVICE CLASS 2
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


  $(580,821)   $(255,517)
   (217,242)  (1,056,029)
  9,255,753    1,836,558
  2,165,266   15,134,301
 10,622,956   15,659,313

    372,027       52,668
 (7,633,367)  (9,505,379)
 (1,332,599)  (1,457,311)
 (3,609,939)  (3,973,540)
(12,203,878) (14,883,562)
 (1,580,922)     775,751
 92,063,930   91,288,179
$90,483,008  $92,063,930

    131,242      176,157
   (877,510)  (1,162,311)
   (746,268)    (986,154)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         -----------------------------------------------------------------------------
                                                                              VIP
                                                    VIP                     GROWTH                      VIP
                                              GROWTH & INCOME            OPPORTUNITIES                GROWTH
                                               PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
                                              SERVICE CLASS 2           SERVICE CLASS 2           SERVICE CLASS 2
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $2,258       $8,031      $(88,334)    $(29,397)    $(3,152)     $(2,888)
Net realized gain (loss) on investments         (21)      10,600       689,464      190,927      12,033        3,424
Change in unrealized appreciation
(depreciation) on investments                15,003       43,189     2,709,520      295,990      62,520       52,723
Capital gain distributions                   19,362       35,691       222,691      157,914      26,187       15,764
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   36,602       97,511     3,533,341      615,434      97,588       69,023

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                     --           --        10,815       12,809          --           --
Transfers for contract benefits and
terminations                                 (3,335)     (20,638)     (453,481)    (228,236)     (4,898)      (5,418)
Administrative expenses                      (3,232)      (2,914)      (57,859)     (11,730)     (2,968)      (2,851)
Transfers between subaccounts
(including fixed account), net               47,968      (43,030)    6,330,193      (90,934)    (38,457)     (25,860)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                         41,401      (66,582)    5,829,668     (318,091)    (46,323)     (34,129)
INCREASE (DECREASE) IN NET ASSETS            78,003       30,929     9,363,009      297,343      51,265       34,894
Net assets at beginning of year             404,879      373,950     1,998,305    1,700,962     259,591      224,697
Net assets at end of year                  $482,882     $404,879   $11,361,314   $1,998,305    $310,856     $259,591

CHANGE IN UNITS (NOTE 5):
Units purchased                               3,290          454       210,151       15,213         352          243
Units redeemed                               (1,266)      (3,400)      (61,289)     (26,068)     (1,598)      (1,403)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                        2,024       (2,946)      148,862      (10,855)     (1,246)      (1,160)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
------------------------------------------------------------------------------
           VIP
       INVESTMENT                    VIP                       VIP
       GRADE BOND                  MID CAP              VALUE STRATEGIES
      PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
     SERVICE CLASS 2           SERVICE CLASS 2           SERVICE CLASS 2
------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019
------------------------------------------------------------------------------


    $53,547     $100,874     $(54,259)    $(58,759)      $(181)        $497
    111,994       34,651     (234,911)    (101,141)       (133)         304
    462,267      612,342      395,884      752,111       5,879       32,383
      3,613           --           --      830,998       9,343       15,823
    631,421      747,867      106,714    1,423,209      14,908       49,007

     12,681        1,700        2,839       32,516          --           --
 (1,018,318)  (1,130,081)    (371,919)    (720,397)       (307)        (275)
   (115,652)    (122,299)     (47,874)     (75,538)       (752)        (727)
    393,098      708,039   (4,143,407)    (315,739)       (165)        (973)
   (728,191)    (542,641)  (4,560,361)  (1,079,158)     (1,224)      (1,975)
    (96,770)     205,226   (4,453,647)     344,051      13,684       47,032
  9,728,623    9,523,397    7,218,058    6,874,007     198,078      151,046
 $9,631,853   $9,728,623   $2,764,411   $7,218,058    $211,762     $198,078

    178,028      162,767       67,673       44,893         282           36
   (236,701)    (199,531)    (280,808)     (91,193)       (271)        (132)
    (58,673)     (36,764)    (213,135)     (46,300)         11          (96)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------

        FRANKLIN                   FRANKLIN
       ALLOCATION                   INCOME
       VIP FUND --                VIP FUND --
     CLASS 2 SHARES             CLASS 2 SHARES
----------------------------------------------------
 YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019         2020         2019
----------------------------------------------------


   $(16,379)      $63,227     $387,527     $437,799
    (99,253)     (129,838)    (114,974)      58,545
   (505,230)      433,834     (520,190)     898,561
    946,563       244,724        7,971      196,873
    325,701       611,947     (239,666)   1,591,778

         --            --           --           --
   (282,798)     (298,533)  (1,531,589)  (1,192,899)
    (24,732)      (25,166)     (63,161)     (73,936)
      9,872       (94,915)    (392,193)    (490,189)
   (297,658)     (418,614)  (1,986,943)  (1,757,024)
     28,043       193,333   (2,226,609)    (165,246)
  3,811,651     3,618,318   11,791,247   11,956,493
 $3,839,694    $3,811,651   $9,564,638  $11,791,247

      9,897        91,206       65,651       91,360
    (32,426)     (110,734)    (194,953)    (181,690)
    (22,529)      (19,528)    (129,302)     (90,330)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST  GOLDMAN SACHS VARIABLE
                                                             (CONTINUED)                           INSURANCE TRUST
                                         ---------------------------------------------------  -------------------------
                                                 FRANKLIN                   TEMPLETON               GOLDMAN SACHS
                                               MUTUAL SHARES                 GROWTH               GOVERNMENT MONEY
                                                VIP FUND --                VIP FUND --             MARKET FUND --
                                              CLASS 2 SHARES             CLASS 2 SHARES            SERVICE SHARES
                                         -------------------------  ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019         2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $21,881        $6,511      $2,151       $3,843     $(112,124)     $24,389
Net realized gain (loss) on investments      (43,691)       25,435      (9,784)     (14,025)           --           --
Change in unrealized appreciation
(depreciation) on investments               (167,104)      141,654      10,085       (7,377)           --           --
Capital gain distributions                    61,596       177,262          --       43,009            --           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  (127,318)      350,862       2,452       25,450      (112,124)      24,389

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                      --         9,434          --           --       545,360       45,000
Transfers for contract benefits and
terminations                                 (58,395)     (180,062)    (12,093)     (26,566)  (18,945,504) (15,843,468)
Administrative expenses                      (11,132)      (12,012)     (1,315)      (2,051)      (83,552)     (76,693)
Transfers between subaccounts
(including fixed account), net               (98,846)      (33,468)     (6,318)     (64,906)   19,700,869   17,052,925
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (168,373)     (216,108)    (19,726)     (93,523)    1,217,173    1,177,764
INCREASE (DECREASE) IN NET ASSETS           (295,691)      134,754     (17,274)     (68,073)    1,105,049    1,202,153
Net assets at beginning of year            1,908,418     1,773,664     155,658      223,731     9,375,221    8,173,068
Net assets at end of year                 $1,612,727    $1,908,418    $138,384     $155,658   $10,480,270   $9,375,221

CHANGE IN UNITS (NOTE 5):
Units purchased                               10,309         2,523       1,083        1,563     2,993,568    2,788,850
Units redeemed                               (21,047)      (15,046)     (2,810)      (8,520)   (2,857,781)  (2,662,622)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (10,738)      (12,523)     (1,727)      (6,957)      135,787      126,228

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                JANUS ASPEN SERIES                        LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------
          JANUS                     JANUS                   CLEARBRIDGE               CLEARBRIDGE
        HENDERSON                 HENDERSON              VARIABLE DIVIDEND     VARIABLE LARGE CAP VALUE
  BALANCED PORTFOLIO --      FORTY PORTFOLIO --        STRATEGY PORTFOLIO --         PORTFOLIO --
     SERVICE SHARES            SERVICE SHARES                CLASS II                   CLASS I
---------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019          2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------


    $32,641      $(3,332)    $(17,421)    $(26,974)      $(299)       $(201)        $153         $193
    259,522      384,864      220,566       18,319       6,862        1,939           53        1,240
    477,680      840,567      255,011      382,907      (8,073)       5,667       (2,165)       6,806
     65,847      197,039      132,625      144,459         172        3,019        4,858        2,419
    835,690    1,419,138      590,781      518,711      (1,338)      10,424        2,899       10,658

      4,256           --           --       26,138          --           --           --           --
   (402,260)  (1,443,970)     (63,124)     (75,542)    (35,689)      (4,861)      (1,297)     (17,495)
    (61,997)     (67,750)      (8,528)      (8,209)         --           --          (33)         (31)
   (188,470)    (151,612)    (883,694)     223,873       1,267       (2,384)       7,051         (519)
   (648,471)  (1,663,332)    (955,346)     166,260     (34,422)      (7,245)       5,721      (18,045)
    187,219     (244,194)    (364,565)     684,971     (35,760)       3,179        8,620       (7,387)
  7,409,289    7,653,483    2,149,246    1,464,275      41,861       38,682       40,751       48,138
 $7,596,508   $7,409,289   $1,784,681   $2,149,246      $6,101      $41,861      $49,371      $40,751

     13,084       16,732        1,949       12,844         242           66          590           --
    (41,051)     (87,156)     (24,754)      (7,795)     (1,991)        (458)        (106)      (1,484)
    (27,967)     (70,424)     (22,805)       5,049      (1,749)        (392)         484       (1,484)

     MFS(R) VARIABLE
     INSURANCE TRUST
-------------------------
         MFS(R)
      TOTAL RETURN
    SERIES -- SERVICE
      CLASS SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


    $21,266      $21,376
     60,127       72,135
     68,816      396,140
     90,298       91,322
    240,507      580,973

      3,000        3,000
   (272,556)    (288,668)
    (40,524)     (40,718)
     24,978     (150,951)
   (285,102)    (477,337)
    (44,595)     103,636
  3,465,494    3,361,858
 $3,420,899   $3,465,494

     14,062        5,849
    (30,245)     (32,218)
    (16,183)     (26,369)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                              MFS(R) VARIABLE             MFS(R) VARIABLE           PIMCO VARIABLE
                                         INSURANCE TRUST (CONTINUED)    INSURANCE TRUST II          INSURANCE TRUST
                                         --------------------------- ------------------------- -------------------------
                                                                              MFS(R)
                                                  MFS(R)                   MASSACHUSETTS
                                                 UTILITIES            INVESTORS GROWTH STOCK           ALL ASSET
                                             SERIES -- SERVICE         PORTFOLIO -- SERVICE      PORTFOLIO -- ADVISOR
                                               CLASS SHARES                CLASS SHARES              CLASS SHARES
                                         --------------------------- ------------------------- -------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020          2019          2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $2,413        $7,174        $(238)       $(181)       $5,218       $2,250
Net realized gain (loss) on investments       3,284         8,922          181          107          (505)        (115)
Change in unrealized appreciation
(depreciation) on investments                   667        38,421        2,682        5,299         5,578       12,591
Capital gain distributions                    6,460           830        2,513        1,792            --           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   12,824        55,347        5,138        7,017        10,291       14,726

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                     --            --           --           --            --           --
Transfers for contract benefits and
terminations                                 (3,563)       (7,291)        (527)        (384)       (7,226)      (7,625)
Administrative expenses                      (2,003)       (1,936)         (83)         (67)       (2,816)      (2,768)
Transfers between subaccounts
(including fixed account), net                2,518       (34,068)          (1)          (1)        2,935        3,852
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                         (3,048)      (43,295)        (611)        (452)       (7,107)      (6,541)
INCREASE (DECREASE) IN NET ASSETS             9,776        12,052        4,527        6,565         3,184        8,185
Net assets at beginning of year             257,109       245,057       25,201       18,636       153,818      145,633
Net assets at end of year                  $266,885      $257,109      $29,728      $25,201      $157,002     $153,818

CHANGE IN UNITS (NOTE 5):
Units purchased                                 697           147           --           --           962          527
Units redeemed                                 (738)       (1,737)         (33)         (29)       (1,360)        (950)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                          (41)       (1,590)         (33)         (29)         (398)        (423)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                  LONG-TERM
       HIGH YIELD              U.S. GOVERNMENT             LOW DURATION              TOTAL RETURN
      PORTFOLIO --              PORTFOLIO --               PORTFOLIO --              PORTFOLIO --
     ADMINISTRATIVE            ADMINISTRATIVE             ADMINISTRATIVE            ADMINISTRATIVE
      CLASS SHARES              CLASS SHARES               CLASS SHARES              CLASS SHARES
---------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020          2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------


   $108,106     $135,226       $7,943       $22,372     $(30,890)     $63,807      $83,652     $223,305
    (32,509)       2,322      304,398        87,281       (6,624)     (11,224)     146,895      (32,316)
    (15,194)     325,165      179,260       362,592      106,741       70,383      491,093      777,748
         --           --       32,430            --           --           --      146,239           --
     60,403      462,713      524,031       472,245       69,227      122,966      867,879      968,737

      2,307       27,119        6,438            --       10,870        4,500       11,993        7,412
   (434,741)    (460,464)    (459,080)     (436,465)    (607,485)    (466,266)  (1,113,246)  (1,533,724)
    (37,584)     (44,295)     (55,491)      (44,626)     (88,448)     (61,567)    (151,537)    (170,525)
 (1,445,405)     883,851    1,486,772       589,624    5,885,511      385,057   (1,486,365)     329,704
 (1,915,423)     406,211      978,639       108,533    5,200,448     (138,276)  (2,739,155)  (1,367,133)
 (1,855,020)     868,924    1,502,670       580,778    5,269,675      (15,310)  (1,871,276)    (398,396)
  4,339,026    3,470,102    4,088,985     3,508,207    4,856,087    4,871,397   14,030,141   14,428,537
 $2,484,006   $4,339,026   $5,591,655    $4,088,985  $10,125,762   $4,856,087  $12,158,865  $14,030,141

     27,306       73,033      126,180        91,734      563,937       70,887      153,677      187,356
   (131,302)     (48,977)     (90,204)      (80,431)    (147,536)     (81,919)    (325,550)    (271,046)
   (103,996)      24,056       35,976        11,303      416,401      (11,032)    (171,873)     (83,690)

  STATE STREET VARIABLE
INSURANCE SERIES FUNDS, INC.
----------------------------


         INCOME
     V.I.S. FUND --
     CLASS 1 SHARES
----------------------------
 YEAR ENDED     YEAR ENDED
DECEMBER 31,   DECEMBER 31,
    2020           2019
----------------------------


      $77          $(128)
      114             27
      166            635
       30             --
      387            534

       --             --
     (470)          (472)
       --             --
      593            639
      123            167
      510            701
    8,452          7,751
   $8,962         $8,452

      176            102
     (171)           (88)
        5             14

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED)
                                         -----------------------------------------------------------------------------
                                                REAL ESTATE               S&P 500(R)                 SMALL-CAP
                                                SECURITIES                   INDEX                    EQUITY
                                              V.I.S. FUND --            V.I.S. FUND --            V.I.S. FUND --
                                              CLASS 1 SHARES            CLASS 1 SHARES            CLASS 1 SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(21,721)     $(1,613)     $(132)        $(47)      $(2,133)     $(2,359)
Net realized gain (loss) on investments      (52,559)      30,256      4,382          998        (6,311)      (1,897)
Change in unrealized appreciation
(depreciation) on investments                (32,261)     358,324     (2,917)       2,053        25,046       31,271
Capital gain distributions                    33,257      181,910        251          830         4,634       14,071
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   (73,284)     568,877      1,584        3,834        21,236       41,086

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                   2,809        2,200         --           --            --           --
Transfers for contract benefits and
terminations                                (223,317)    (215,415)    (1,103)      (1,470)       (8,506)      (8,856)
Administrative expenses                      (26,145)     (28,175)      (197)        (270)       (1,223)      (1,265)
Transfers between subaccounts
(including fixed account), net               122,738      (17,762)   (12,042)      (1,541)      (39,564)      (7,542)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (123,915)    (259,152)   (13,342)      (3,281)      (49,293)     (17,663)
INCREASE (DECREASE) IN NET ASSETS           (197,199)     309,725    (11,758)         553       (28,057)      23,423
Net assets at beginning of year            2,712,836    2,403,111     15,115       14,562       196,236      172,813
Net assets at end of year                 $2,515,637   $2,712,836     $3,357      $15,115      $168,179     $196,236

CHANGE IN UNITS (NOTE 5):
Units purchased                               35,208       24,145        101           25         2,745          361
Units redeemed                               (36,982)     (33,650)      (567)        (165)       (4,471)      (1,094)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                        (1,774)      (9,505)      (466)        (140)       (1,726)        (733)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

 STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
                     (CONTINUED)                                               THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------
                                                              JENNISON
       TOTAL RETURN                U.S. EQUITY               20/20 FOCUS                JENNISON
      V.I.S. FUND --             V.I.S. FUND --             PORTFOLIO --              PORTFOLIO --
      CLASS 3 SHARES             CLASS 1 SHARES            CLASS II SHARES           CLASS II SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019          2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------


   $(184,887)     $359,074     $(1,034)       $(843)     $(4,106)     $(4,486)     $(1,188)     $(2,002)
  (2,403,998)   (2,014,108)      9,186        2,286      260,274       17,369       13,896       14,606
   7,181,382    21,489,178       1,492       30,628     (190,809)      65,035       32,292       39,577
          --            --       9,474       11,548           --           --           --           --
   4,592,497    19,834,144      19,118       43,619       65,359       77,918       45,000       52,181

     286,585       449,833          --           --           --           --           --           --
 (21,127,334)  (18,424,821)     (2,154)      (2,136)     (27,295)     (24,369)      (3,325)      (3,061)
  (1,506,860)   (1,607,788)     (1,245)      (1,535)        (834)      (1,108)      (1,037)      (1,747)
  (1,161,630)   (4,268,794)    (80,784)      24,828     (368,361)     (19,170)     (34,423)    (146,301)
 (23,509,239)  (23,851,570)    (84,183)      21,157     (396,490)     (44,647)     (38,785)    (151,109)
 (18,916,742)   (4,017,426)    (65,065)      64,776     (331,131)      33,271        6,215      (98,928)
 150,268,876   154,286,302     200,348      135,572      346,962      313,691      108,074      207,002
$131,352,134  $150,268,876    $135,283     $200,348      $15,831     $346,962     $114,289     $108,074

   1,625,803     1,360,322         486        1,545           77           61          253          557
  (3,186,728)   (2,905,519)     (3,798)        (665)     (12,775)      (1,953)      (1,204)      (5,183)
  (1,560,925)   (1,545,197)     (3,312)         880      (12,698)      (1,892)        (951)      (4,626)


--------------------------
         NATURAL
        RESOURCES
      PORTFOLIO --
     CLASS II SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


   $(52,079)    $(67,222)
   (369,154)    (122,848)
    666,255      591,979
         --           --
    245,022      401,909

      4,966        4,036
   (354,034)    (434,296)
    (43,382)     (53,450)
 (1,406,390)     327,076
 (1,798,840)    (156,634)
 (1,553,818)     245,275
  4,632,695    4,387,420
 $3,078,877   $4,632,695

    201,550      137,723
   (444,103)    (159,176)
   (242,553)     (21,453)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                  WELLS FARGO VARIABLE
                                                          TRUST
                                                -------------------------
                                                       WELLS FARGO
                                                        VT OMEGA
                                                         GROWTH
                                                         FUND --
                                                         CLASS 2
                                                -------------------------
                                                 YEAR ENDED   YEAR ENDED
                                                DECEMBER 31, DECEMBER 31,
                                                    2020         2019
       ------------------------------------------------------------------

       INCREASE (DECREASE) IN NET ASSETS

       FROM OPERATIONS:
       Net investment income (expense)              $(340)       $(325)
       Net realized gain (loss) on investments      1,735          651
       Change in unrealized appreciation
       (depreciation) on investments                7,220        4,820
       Capital gain distributions                   2,221        3,367
       INCREASE (DECREASE) IN NET ASSETS FROM
       OPERATIONS                                  10,836        8,513

       FROM CAPITAL TRANSACTIONS (NOTE 4):
       Net premiums                                    --           --
       Transfers for contract benefits and
       terminations                                (1,643)      (1,651)
       Administrative expenses                       (293)        (292)
       Transfers between subaccounts
       (including fixed account), net              (4,956)      (3,278)
       INCREASE (DECREASE) IN NET ASSETS FROM
       CAPITAL TRANSACTIONS                        (6,892)      (5,221)
       INCREASE (DECREASE) IN NET ASSETS            3,944        3,292
       Net assets at beginning of year             29,178       25,886
       Net assets at end of year                  $33,122      $29,178

       CHANGE IN UNITS (NOTE 5):
       Units purchased                                 95           35
       Units redeemed                                (258)        (202)
       NET INCREASE (DECREASE) IN UNITS FROM
       CAPITAL TRANSACTIONS WITH CONTRACT
       OWNERS                                        (163)        (167)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                         Notes to Financial Statements

                               December 31, 2020

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") is a separate investment account established on June 5, 2002 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

   GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

   GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLAIC from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in GLAIC's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in GLAIC's variable annuity products. GLAIC observed minimal impacts from COVID-19 in its fixed and variable annuity products.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020


   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLAIC and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   During the years ended December 31, 2020 and 2019, the following portfolio names were changed:

PRIOR PORTFOLIO NAME                   CURRENT PORTFOLIO NAME               EFFECTIVE DATE
--------------------      ------------------------------------------------- --------------
Federated Insurance                                                         April 28, 2020
  Series -- Federated     Federated Hermes Insurance Series -- Federated
  High Income Bond Fund     Hermes High Income Bond Fund II -- Service
  II -- Service Shares      Shares
Federated Insurance                                                         April 28, 2020
  Series -- Federated
  Kaufmann Fund II --     Federated Hermes Insurance Series -- Federated
  Service Shares            Hermes Kaufmann Fund II -- Service Shares
Oppenheimer Variable                                                          May 27, 2019
  Account Funds --
  Oppenheimer Capital     AIM Variable Insurance Funds (Invesco Variable
  Appreciation Fund/VA      Insurance Funds) -- Invesco Oppenheimer V.I.
  -- Service Shares         Capital Appreciation Fund -- Series II Shares
Oppenheimer Variable                                                          May 27, 2019
  Account Funds --
  Oppenheimer
  Conservative Balanced   AIM Variable Insurance Funds (Invesco Variable
  Fund/VA -- Service        Insurance Funds) -- Invesco Oppenheimer V.I.
  Shares                    Conservative Balanced Fund -- Series II Shares
Oppenheimer Variable                                                          May 27, 2019
  Account Funds --        AIM Variable Insurance Funds (Invesco Variable
  Oppenheimer Discovery     Insurance Funds) -- Invesco Oppenheimer V.I.
  Mid Cap Growth Fund/      Discovery Mid Cap Growth Fund -- Series II
  VA -- Service Shares      Shares

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

PRIOR PORTFOLIO NAME                  CURRENT PORTFOLIO NAME              EFFECTIVE DATE
--------------------      ----------------------------------------------- --------------
Oppenheimer Variable                                                       May 27, 2019
  Account Funds --
  Oppenheimer Global      AIM Variable Insurance Funds (Invesco Variable
  Fund/VA -- Service        Insurance Funds) -- Invesco Oppenheimer V.I.
  Shares                    Global Fund -- Series II Shares
Oppenheimer Variable                                                       May 27, 2019
  Account Funds --
  Oppenheimer Main        AIM Variable Insurance Funds (Invesco Variable
  Street Fund(R)/VA --      Insurance Funds) -- Invesco Oppenheimer V.I.
  Service Shares            Main Street Fund(R) -- Series II Shares
Oppenheimer Variable                                                       May 27, 2019
  Account Funds --
  Oppenheimer Main        AIM Variable Insurance Funds (Invesco Variable
  Street Small Cap          Insurance Funds) -- Invesco Oppenheimer V.I.
  Fund(R)/VA -- Service     Main Street Small Cap Fund(R) -- Series II
  Shares                    Shares
Franklin Templeton                                                          May 1, 2019
  Variable Insurance
  Products Trust --
  Franklin Founding       Franklin Templeton Variable Insurance Products
  Funds Allocation VIP      Trust -- Franklin Allocation VIP Fund --
  Fund -- Class 2 Shares    Class 2 Shares

   As of December 31, 2020, the following portfolios were available as investment options for contracts, but not shown on the financial statement as there was no activity from January 1, 2019 through December 31, 2020:

   AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco
       Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares
   AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco
       V.I. American Franchise Fund -- Series II shares
   AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco
       V.I. Value Opportunities Fund -- Series II Shares
   Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II
   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares
   State Street Variable Insurance Series Funds, Inc. -- Premier Growth Equity V.I.S. Fund -- Class 1 Shares

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020


   VALUATION INPUTS: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. However, MyClearCourse(R), a variable annuity product, remains available for new sales. For those contracts no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2020 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AB Variable Products
  Series Fund, Inc.
   AB Balanced Wealth
     Strategy Portfolio
     -- Class B........... $    85,710 $   146,516
   AB Global Thematic
     Growth Portfolio --
     Class B..............       9,985      18,458
   AB Growth and Income
     Portfolio -- Class B.     224,229     256,199
   AB International
     Value Portfolio --
     Class B..............     746,002   1,806,149
   AB Large Cap Growth
     Portfolio -- Class B.      15,657       4,430
   AB Small Cap Growth
     Portfolio -- Class B.   2,106,159     663,737
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
   Invesco Oppenheimer
     V.I. Capital
     Appreciation Fund
     -- Series II Shares..      36,594      36,480
   Invesco Oppenheimer
     V.I. Conservative
     Balanced Fund --
     Series II Shares.....      42,077     110,989
   Invesco Oppenheimer
     V.I. Global Fund --
     Series II Shares.....   7,464,676   2,240,852
   Invesco Oppenheimer
     V.I. Main Street
     Fund(R) -- Series
     II Shares............   1,137,615  12,961,119
   Invesco Oppenheimer
     V.I. Main Street
     Small Cap Fund(R)
     -- Series II Shares..     579,593   1,045,927
   Invesco V.I. American
     Franchise Fund --
     Series I shares......       9,895       2,710
   Invesco V.I. Comstock
     Fund -- Series II
     shares...............     248,001     221,376
   Invesco V.I. Core
     Equity Fund --
     Series I shares......   1,209,436  12,682,054
   Invesco V.I. Equity
     and Income Fund --
     Series II shares.....     172,827     340,491
   Invesco V.I.
     International
     Growth Fund --
     Series II shares.....     672,002   4,173,747
American Century
  Variable Portfolios
  II, Inc.
   VP Inflation
     Protection Fund --
     Class II.............     775,062   3,438,125
BlackRock Variable
  Series Funds, Inc.
   BlackRock Advantage
     U.S. Total Market
     V.I. Fund --
     Class III Shares.....      79,481      32,122
   BlackRock Basic Value
     V.I. Fund --
     Class III Shares.....     752,113   3,175,526
   BlackRock Global
     Allocation V.I.
     Fund -- Class III
     Shares...............  11,337,590  25,181,630
   BlackRock Large Cap
     Focus Growth V.I.
     Fund -- Class III
     Shares...............         388          78
Columbia Funds Variable
  Series Trust II
   CTIVP/SM/ -- Loomis
     Sayles Growth Fund
     -- Class 1...........   9,688,216   2,357,710
   Columbia Variable
     Portfolio --
     Overseas Core Fund
     -- Class 2...........      31,194     173,677
Eaton Vance Variable
  Trust
   VT Floating -- Rate
     Income Fund..........     825,184   2,525,238
Federated Hermes
  Insurance Series
   Federated Hermes High
     Income Bond Fund II
     -- Service Shares....      14,744      11,602
   Federated Hermes
     Kaufmann Fund II --
     Service Shares.......   2,273,722     684,529
Fidelity(R) Variable
  Insurance Products Fund
   VIP Balanced
     Portfolio --
     Service Class 2......   1,350,830   1,292,389
   VIP Contrafund(R)
     Portfolio --
     Service Class 2......     989,326   5,053,630
   VIP Dynamic Capital
     Appreciation
     Portfolio --
     Service Class 2......       2,084      29,731
   VIP Equity-Income
     Portfolio --
     Service Class 2......  10,607,146   2,445,618
   VIP FundsManager(R)
     50% Portfolio --
     Service Class 2......   1,625,082   4,020,517
   VIP FundsManager(R)
     60% Portfolio --
     Service Class 2......   5,051,261  15,671,838
   VIP Growth & Income
     Portfolio --
     Service Class 2......      98,193      35,168
   VIP Growth
     Opportunities
     Portfolio --
     Service Class 2......   8,888,308   2,922,744
   VIP Growth Portfolio
     -- Service Class 2...      38,079      61,367
   VIP Investment Grade
     Bond Portfolio --
     Service Class 2......   2,692,516   3,394,113
   VIP Mid Cap Portfolio
     -- Service Class 2...   1,174,418   5,789,569
   VIP Value Strategies
     Portfolio --
     Service Class 2......      15,127       7,187

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
Franklin Templeton
  Variable Insurance
  Products Trust
   Franklin Allocation
     VIP Fund -- Class 2
     Shares............... $ 1,188,073 $   555,809
   Franklin Income VIP
     Fund -- Class 2
     Shares...............   1,600,606   3,225,580
   Franklin Mutual
     Shares VIP Fund --
     Class 2 Shares.......     243,351     328,258
   Templeton Growth VIP
     Fund -- Class 2
     Shares...............      16,879      34,452
Goldman Sachs Variable
  Insurance Trust
   Goldman Sachs
     Government Money
     Market Fund --
     Service Shares.......  27,387,956  26,409,178
Janus Aspen Series
   Janus Henderson
     Balanced Portfolio
     -- Service Shares....     545,068   1,099,095
   Janus Henderson Forty
     Portfolio --
     Service Shares.......     214,673   1,054,830
Legg Mason Partners
  Variable Equity Trust
   ClearBridge Variable
     Dividend Strategy
     Portfolio --
     Class II.............       4,479      39,030
   ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I.      12,536       1,803
MFS(R) Variable
  Insurance Trust
   MFS(R) Total Return
     Series -- Service
     Class Shares.........     418,049     591,591
   MFS(R) Utilities
     Series -- Service
     Class Shares.........      28,730      22,904
MFS(R) Variable
  Insurance Trust II
   MFS(R) Massachusetts
     Investors Growth
     Stock Portfolio --
     Service Class Shares.       2,570         905
PIMCO Variable Insurance
  Trust
   All Asset Portfolio
     -- Advisor
     Class Shares.........      21,006      22,894
   High Yield Portfolio
     -- Administrative
     Class Shares.........     661,976   2,463,007
   Long-Term U.S.
     Government
     Portfolio --
     Administrative
     Class Shares.........   3,140,924   2,122,618
   Low Duration
     Portfolio --
     Administrative
     Class Shares.........   7,099,654   1,956,950
   Total Return
     Portfolio --
     Administrative
     Class Shares.........   3,063,986   5,496,942
State Street Variable
  Insurance Series
  Funds, Inc.
   Income V.I.S. Fund --
     Class 1 Shares.......       2,558       2,328
   Real Estate
     Securities V.I.S.
     Fund -- Class 1
     Shares...............     720,353     863,859
   S&P 500(R) Index
     V.I.S. Fund --
     Class 1 Shares.......       2,485      15,708
   Small-Cap Equity
     V.I.S. Fund --
     Class 1 Shares.......      71,237     118,030
   Total Return V.I.S.
     Fund -- Class 3
     Shares...............  25,721,258  49,449,681
   U.S. Equity V.I.S.
     Fund -- Class 1
     Shares...............      21,114      96,858
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio --
     Class II Shares......       1,698     402,306
   Jennison Portfolio --
     Class II Shares......      10,437      50,410
   Natural Resources
     Portfolio --
     Class II Shares......   1,116,199   2,967,197
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2..............       5,236      10,247

(4)RELATED PARTY TRANSACTIONS

  (A) GLAIC

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020


   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.85% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.00% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $25 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020


(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds.

   Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020:

   AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco
     Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares
   AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco
     V.I. American Franchise Fund -- Series II shares
   AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco
     V.I. Value Opportunities Fund -- Series II Shares
   Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive
     Growth Portfolio -- Class II
   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service
     Class Shares
   State Street Variable Insurance Series Funds, Inc. -- Premier Growth Equity
     V.I.S. Fund -- Class 1 Shares.

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- -------------------
AB Variable Products Series Fund, Inc.
 AB Balanced Wealth Strategy Portfolio
   -- Class B
   2020................................ 1.15% to 2.40%  61,723 17.02 to 14.16   982    2.15%      7.99% to    6.63%
   2019................................ 1.15% to 2.40%  68,303 15.76 to 13.28 1,009    2.27%     16.84% to   15.37%
   2018................................ 1.15% to 2.40%  81,395 13.49 to 11.51 1,036    1.55%    (7.49)% to  (8.67)%
   2017................................ 1.15% to 2.40% 100,144 14.58 to 12.60 1,388    1.77%     14.30% to   12.86%
   2016................................ 1.15% to 2.40% 100,470 12.76 to 11.17 1,217    1.89%      3.24% to    1.94%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 AB Global Thematic Growth
   Portfolio -- Class B
   2020.............................. 1.15% to 1.85%     2,606 28.07 to 25.32    70    0.45%      37.48% to   36.51%
   2019.............................. 1.15% to 1.85%     3,224 20.42 to 18.55    63    0.16%      28.29% to   27.38%
   2018.............................. 1.15% to 1.85%     3,752 15.92 to 14.56    57    0.00%    (11.02)% to (11.66)%
   2017.............................. 1.15% to 1.85%     5,361 17.89 to 16.48    92    0.27%      34.74% to   33.79%
   2016.............................. 1.15% to 1.85%     6,503 13.28 to 12.32    83    0.00%     (2.02)% to  (2.70)%
 AB Growth and Income Portfolio --
   Class B
   2020.............................. 1.15% to 1.35%    29,318 24.36 to 23.66   712    1.28%       1.29% to    1.09%
   2019.............................. 1.15% to 1.35%    32,507 24.05 to 23.41   780    1.04%      22.19% to   21.94%
   2018.............................. 1.15% to 1.35%    31,027 19.68 to 19.19   609    0.78%     (6.93)% to  (7.12)%
   2017.............................. 1.15% to 1.35%    30,886 21.15 to 20.67   652    1.13%      17.24% to   17.00%
   2016.............................. 1.15% to 1.15%    25,267 18.04 to 18.04   456    0.93%       9.79% to    9.79%
 AB International Value Portfolio --
   Class B
   2020.............................. 1.15% to 2.90%   270,547  8.95 to 10.51 2,314    1.32%       1.03% to  (0.75)%
   2019.............................. 1.15% to 2.90%   403,906  8.86 to 10.59 3,432    0.78%      15.45% to   12.60%
   2018.............................. 1.15% to 2.70%   442,415  7.67 to  4.91 3,249    1.11%    (23.87)% to (25.07)%
   2017.............................. 1.15% to 2.70%   450,847 10.08 to  6.56 4,352    1.41%      23.66% to   21.73%
   2016.............................. 1.15% to 2.70% 1,150,022  8.15 to  5.39 9,036    1.27%     (1.94)% to  (3.47)%
 AB Large Cap Growth Portfolio --
   Class B
   2020.............................. 1.15% to 1.15%     4,907 46.28 to 46.28   227    0.00%      33.59% to   33.59%
   2019.............................. 1.15% to 1.15%     4,965 34.65 to 34.65   172    0.00%      32.82% to   32.82%
   2018.............................. 1.15% to 1.15%     5,015 26.09 to 26.09   131    0.00%       1.14% to    1.14%
   2017.............................. 1.15% to 1.15%     5,887 25.79 to 25.79   152    0.00%      30.16% to   30.16%
   2016.............................. 1.15% to 1.15%     6,072 19.81 to 19.81   120    0.00%       1.18% to    1.18%
 AB Small Cap Growth Portfolio --
   Class B
   2020.............................. 1.15% to 2.90%    57,689 54.50 to 15.30 3,045    0.00%      51.87% to   49.19%
   2019.............................. 1.15% to 1.95%    24,270 35.89 to 42.42   853    0.00%      34.44% to   33.36%
   2018.............................. 1.15% to 1.95%    30,892 26.69 to 31.81   834    0.00%     (2.25)% to  (3.05)%
   2017.............................. 1.15% to 1.95%    36,303 27.31 to 32.81 1,002    0.00%      32.25% to   31.18%
   2016.............................. 1.15% to 1.90%    46,751 20.65 to 19.06   988    0.00%       4.99% to    4.20%
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco Oppenheimer V.I. Capital
   Appreciation Fund -- Series II
   Shares
   2020.............................. 1.15% to 1.35%     6,106 33.58 to 32.62   203    0.00%     34.67% to    34.40%
   2019.............................. 1.15% to 1.35%     6,964 24.94 to 24.27   172    0.00%     34.28% to    34.01%
   2018.............................. 1.15% to 1.35%     7,897 18.57 to 18.11   145    0.00%    (7.04)% to   (7.23)%
   2017.............................. 1.15% to 1.35%    15,392 19.98 to 19.52   306    0.01%     25.05% to    24.80%
   2016.............................. 1.15% to 1.35%    20,599 15.98 to 15.64   327    0.11%    (3.55)% to   (3.74)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 Invesco Oppenheimer V.I.
   Conservative Balanced Fund --
   Series II Shares
   2020............................... 1.15% to 2.40%  33,889 15.16 to 10.94    452   1.78%      13.27% to   11.84%
   2019............................... 1.15% to 2.40%  40,839 13.39 to  9.78    481   2.01%      15.87% to   14.40%
   2018............................... 1.15% to 2.40%  44,352 11.55 to  8.55    453   1.75%     (6.62)% to  (7.81)%
   2017............................... 1.15% to 2.40%  63,878 12.37 to  9.27    721   1.64%       7.70% to    6.34%
   2016............................... 1.15% to 2.40%  65,882 11.49 to  8.72    691   2.14%       3.75% to    2.45%
 Invesco Oppenheimer V.I. Global
   Fund -- Series II Shares
   2020............................... 1.15% to 2.90% 410,099 29.49 to 13.13 11,765   0.57%      25.87% to   23.65%
   2019............................... 1.15% to 2.90% 186,862 23.43 to 10.62  4,318   0.66%      29.94% to   13.17%
   2018............................... 1.15% to 2.70% 231,416 18.03 to 13.15  4,135   0.85%    (14.39)% to (15.75)%
   2017............................... 1.15% to 2.70% 325,135 21.06 to 15.60  6,747   0.75%      34.76% to   32.65%
   2016............................... 1.15% to 2.70% 360,846 15.63 to 11.76  5,598   0.85%     (1.31)% to  (2.85)%
 Invesco Oppenheimer V.I. Main
   Street Fund(R) -- Series II Shares
   2020............................... 1.15% to 1.90%  27,004 28.35 to 25.39    773   0.34%      12.38% to   11.53%
   2019............................... 1.15% to 2.90% 518,499 25.23 to 10.58 12,647   0.82%      30.22% to   12.42%
   2018............................... 1.15% to 2.70% 620,615 19.37 to 14.82 11,850   0.84%     (9.16)% to (10.59)%
   2017............................... 1.15% to 2.70% 591,243 21.33 to 16.58 12,466   1.03%      15.30% to   13.50%
   2016............................... 1.15% to 2.70% 693,360 18.50 to 14.61 12,723   0.71%      10.02% to    8.30%
 Invesco Oppenheimer V.I. Main
   Street Small Cap Fund(R) --
   Series II Shares
   2020............................... 1.15% to 2.90% 101,240 29.59 to 12.53  2,848   0.37%      18.26% to   16.17%
   2019............................... 1.15% to 2.90% 117,189 25.02 to 10.79  2,784   0.00%      24.68% to   16.92%
   2018............................... 1.15% to 2.70% 137,545 20.07 to 14.11  2,688   0.06%    (11.57)% to (12.97)%
   2017............................... 1.15% to 2.70% 201,852 22.69 to 16.21  4,472   0.63%      12.60% to   10.84%
   2016............................... 1.15% to 2.70% 260,573 20.15 to 14.63  5,155   0.27%      16.32% to   14.50%
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2020............................... 1.15% to 1.15%   4,631 34.38 to 34.38    159   0.07%      40.71% to   40.71%
   2019............................... 1.15% to 1.15%   4,677 24.43 to 24.43    114   0.00%      35.18% to   35.18%
   2018............................... 1.15% to 1.15%   4,720 18.07 to 18.07     85   0.00%     (4.74)% to  (4.74)%
   2017............................... 1.15% to 1.15%   4,764 18.97 to 18.97     90   0.08%      25.88% to   25.88%
   2016............................... 1.15% to 1.15%   4,792 15.07 to 15.07     72   0.00%       1.09% to    1.09%
 Invesco V.I. Comstock
   Fund -- Series II shares
   2020............................... 1.15% to 2.15%  70,593 21.45 to 15.82  1,549   2.16%     (2.23)% to  (3.22)%
   2019............................... 1.15% to 2.15%  70,704 21.94 to 16.35  1,589   1.71%      23.50% to   22.26%
   2018............................... 1.15% to 2.15%  74,020 17.76 to 13.37  1,348   1.42%    (13.38)% to (14.26)%
   2017............................... 1.15% to 2.15%  83,451 20.51 to 15.60  1,765   0.94%      16.23% to   15.06%
   2016............................... 1.15% to 2.70% 499,694 17.65 to 12.84  8,667   1.89%      15.64% to   13.84%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                     EXPENSE AS A                          NET   INVESTMENT
                                     % OF AVERAGE                         ASSETS   INCOME
                                    NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- ------- -------------- ------ ---------- --------------------
 Invesco V.I. Core Equity
   Fund -- Series I shares
   2020............................ 1.15% to 1.90%  23,374 25.37 to 22.71    593   0.20%      12.54% to   11.69%
   2019............................ 1.15% to 2.90% 568,070 22.54 to 10.68 12,179   0.91%      27.48% to   14.49%
   2018............................ 1.15% to 2.70% 676,229 17.68 to 12.58 11,538   1.02%    (10.44)% to (11.86)%
   2017............................ 1.15% to 2.70% 588,666 19.74 to 14.28 11,228   1.03%      11.88% to   10.13%
   2016............................ 1.15% to 2.70% 659,073 17.65 to 12.96 11,296   1.05%       9.00% to    7.30%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2020............................ 1.15% to 2.70%  68,397 19.80 to 15.95  1,243   2.18%       8.39% to    6.69%
   2019............................ 1.15% to 2.70%  81,181 18.26 to 14.95  1,377   2.28%      18.63% to   16.77%
   2018............................ 1.15% to 2.70%  97,702 15.40 to 12.80  1,406   1.85%    (10.77)% to (12.18)%
   2017............................ 1.15% to 2.70% 150,210 17.25 to 14.58  2,416   1.46%       9.51% to    7.80%
   2016............................ 1.15% to 2.70% 155,046 15.76 to 13.53  2,314   1.60%      13.51% to   11.74%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2020............................ 1.15% to 2.15%  79,748 20.21 to 13.20  1,502   1.01%      12.43% to   11.29%
   2019............................ 1.15% to 2.90% 297,261 17.98 to 10.55  4,953   1.25%      26.76% to   11.61%
   2018............................ 1.15% to 2.70% 356,867 14.18 to  8.85  4,719   1.79%    (16.19)% to (17.51)%
   2017............................ 1.15% to 2.70% 416,551 16.92 to 10.73  6,613   1.32%      21.32% to   19.42%
   2016............................ 1.15% to 2.70% 363,464 13.95 to  8.98  4,815   0.90%     (1.84)% to  (3.37)%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection
   Fund -- Class II
   2020............................ 1.15% to 2.90% 173,731 15.06 to 10.71  2,439   1.19%       8.29% to    6.38%
   2019............................ 1.15% to 2.90% 372,688 13.90 to 10.07  4,826   2.28%       7.65% to    1.40%
   2018............................ 1.15% to 2.70% 389,836 12.91 to  9.67  4,711   2.81%     (3.94)% to  (5.46)%
   2017............................ 1.15% to 2.70% 410,235 13.44 to 10.23  5,201   2.56%       2.48% to    0.88%
   2016............................ 1.15% to 2.70% 461,905 13.12 to 10.14  5,745   1.68%       3.19% to    1.58%
BlackRock Variable Series Funds, Inc.
 BlackRock Advantage U.S. Total
   Market V.I. Fund -- Class III
   Shares
   2020............................ 1.15% to 1.85%   5,254 27.92 to 25.19    141   1.51%       18.28% to  17.44%
   2019............................ 1.15% to 1.15%   3,744 23.61 to 23.61     88   2.10%       27.17% to  27.17%
   2018............................ 1.15% to 1.35%   5,576 18.56 to 18.10    103   1.51%     (7.73)% to  (7.92)%
   2017............................ 1.15% to 1.85%   6,788 20.12 to 18.54    135   0.93%       12.53% to  11.73%
   2016............................ 1.15% to 1.85%   7,332 17.88 to 16.59    130   0.14%       21.99% to  21.13%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2020............................ 1.15% to 1.95%  36,713 21.95 to 25.53    833   0.81%       1.94% to    1.12%
   2019............................ 1.15% to 2.90% 171,007 21.53 to 10.58  3,619   2.08%      22.11% to   12.29%
   2018............................ 1.15% to 2.70% 193,369 17.63 to 12.98  3,395   1.45%     (9.18)% to (10.61)%
   2017............................ 1.15% to 2.70% 224,330 19.41 to 14.52  4,332   0.97%       6.77% to    5.11%
   2016............................ 1.15% to 2.70% 400,361 18.18 to 13.82  7,222   1.82%      16.37% to   14.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2020.......................... 1.15% to 2.90%  5,934,298 22.37 to 12.28 114,100   1.22%      19.32% to   17.21%
   2019.......................... 1.15% to 2.90%  7,135,154 18.75 to 10.48 115,716   1.20%      16.40% to   10.09%
   2018.......................... 1.15% to 2.70%  8,334,689 16.11 to 11.49 117,337   0.79%     (8.65)% to (10.09)%
   2017.......................... 1.15% to 2.70% 10,146,041 17.63 to 12.78 156,970   1.24%      12.40% to   10.65%
   2016.......................... 1.15% to 2.70% 11,562,349 15.69 to 11.55 160,005   1.18%       2.61% to    1.01%
 BlackRock Large Cap Focus
   Growth V.I. Fund -- Class III
   Shares
   2020.......................... 1.15% to 1.15%        162 42.81 to 42.81       7   0.00%      41.78% to   41.78%
   2019.......................... 1.15% to 1.15%        162 30.20 to 30.20       5   0.00%      30.81% to   30.81%
   2018.......................... 1.15% to 1.15%        164 23.08 to 23.08       4   0.00%       1.58% to    1.58%
   2017.......................... 1.15% to 1.15%        164 22.73 to 22.73       4   0.00%      27.75% to   27.75%
   2016.......................... 1.15% to 1.15%        164 17.79 to 17.79       3   0.47%       6.31% to    6.31%
Columbia Funds Variable Series
  Trust II
 CTIVP/SM/ -- Loomis Sayles
   Growth Fund --Class 1
   2020.......................... 1.15% to 2.90%    616,567 22.56 to 13.48  13,652   0.00%      30.41% to   28.11%
   2019.......................... 1.15% to 2.90%    231,080 17.30 to 10.52   3,927   0.00%      30.24% to   11.03%
   2018.......................... 1.15% to 2.70%    274,891 13.28 to 12.74   3,620   0.00%     (3.53)% to  (5.05)%
   2017.......................... 1.15% to 2.70%    486,079 13.77 to 13.41   6,659   0.00%      31.51% to   29.45%
   2016 (4)...................... 1.15% to 1.95%    138,113 10.47 to 10.41   1,443   0.00%       7.09% to    6.23%
 Columbia Variable
   Portfolio -- Overseas Core
   Fund -- Class 2
   2020.......................... 1.15% to 1.95%     18,738 13.39 to 12.89     247   1.44%       7.57% to    6.70%
   2019.......................... 1.15% to 1.95%     30,386 12.44 to 12.08     374   1.84%      23.71% to   22.71%
   2018.......................... 1.15% to 1.95%     39,585 10.06 to  9.84     395   2.63%    (17.78)% to (18.45)%
   2017.......................... 1.15% to 1.95%     54,629 12.23 to 12.07     666   1.88%      25.72% to   24.71%
   2016 (4)...................... 1.15% to 1.90%     61,562  9.73 to  9.68     598   2.18%     (3.99)% to  (4.71)%
Eaton Vance Variable Trust
 VT Floating -- Rate Income
   Fund
   2020.......................... 1.15% to 2.90%    251,500 14.25 to  9.97   3,439   3.35%       0.82% to  (0.96)%
   2019.......................... 1.15% to 2.90%    389,874 14.13 to 10.07   5,279   4.29%       5.85% to    1.47%
   2018.......................... 1.15% to 2.70%    457,646 13.35 to 10.62   5,882   3.78%     (1.23)% to  (2.79)%
   2017.......................... 1.15% to 2.70%    357,697 13.52 to 10.92   4,686   3.26%       2.24% to    0.64%
   2016.......................... 1.15% to 2.70%    338,978 13.22 to 10.85   4,357   3.49%       7.69% to    6.01%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                          EXPENSE AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- -------------------
Federated Hermes Insurance Series
 Federated Hermes High Income Bond
   Fund II -- Service Shares
   2020................................. 1.15% to 1.35%   5,669 21.97 to 21.33    124   5.87%      4.24% to    4.04%
   2019................................. 1.15% to 1.35%   5,778 21.07 to 20.51    122   6.16%     12.82% to   12.59%
   2018................................. 1.15% to 1.35%   7,074 18.68 to 18.21    132   6.35%    (4.55)% to  (4.74)%
   2017................................. 1.15% to 1.35%  17,726 19.57 to 19.12    347   6.43%      5.34% to    5.13%
   2016................................. 1.15% to 1.35%  21,520 18.58 to 18.19    399   6.00%     13.21% to   12.99%
 Federated Hermes Kaufmann
   Fund II --Service Shares
   2020................................. 1.15% to 2.90%  74,436 39.79 to 12.87  2,847   0.00%     27.00% to   24.76%
   2019................................. 1.15% to 1.90%  31,228 31.33 to 28.27    949   0.00%     31.99% to   30.98%
   2018................................. 1.15% to 1.90%  35,682 23.74 to 21.58    811   0.00%      2.38% to    1.60%
   2017................................. 1.15% to 1.90%  46,846 23.19 to 21.24  1,071   0.00%     26.50% to   25.55%
   2016................................. 1.15% to 1.90%  53,502 18.33 to 16.92    969   0.00%      2.23% to    1.46%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Balanced Portfolio -- Service
   Class 2
   2020................................. 1.15% to 2.40% 210,309 28.46 to 20.59  5,309   1.26%     20.72% to   19.20%
   2019................................. 1.15% to 2.40% 204,842 23.58 to 17.27  4,452   1.51%     22.69% to   21.14%
   2018................................. 1.15% to 2.40% 254,692 19.22 to 14.26  4,514   1.32%    (5.55)% to  (6.75)%
   2017................................. 1.15% to 2.40% 239,056 20.35 to 15.29  4,464   1.26%     14.78% to   13.34%
   2016................................. 1.15% to 2.40% 240,312 17.73 to 13.49  3,881   1.36%      5.75% to    4.42%
 VIP Contrafund(R) Portfolio -- Service
   Class 2
   2020................................. 1.15% to 2.15% 126,734 34.45 to 26.09  3,988   0.09%     28.73% to   27.44%
   2019................................. 1.15% to 2.90% 276,777 26.76 to 10.61  6,772   0.21%     29.77% to   12.89%
   2018................................. 1.15% to 2.70% 284,111 20.62 to 14.92  5,525   0.39%    (7.72)% to  (9.18)%
   2017................................. 1.15% to 2.70% 487,922 22.35 to 16.43 10,328   0.77%     20.19% to   18.32%
   2016................................. 1.15% to 2.70% 440,487 18.59 to 13.89  7,819   0.34%      6.49% to    4.83%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2020................................. 1.15% to 1.65%   4,107 35.80 to 33.27    138   0.05%     31.80% to   31.14%
   2019................................. 1.15% to 1.65%   5,167 27.17 to 25.37    132   0.38%     28.33% to   27.68%
   2018................................. 1.15% to 1.65%   5,665 21.17 to 19.87    113   0.32%    (6.26)% to  (6.74)%
   2017................................. 1.15% to 1.65%   7,322 22.58 to 21.30    157   0.63%     22.09% to   21.47%
   2016................................. 1.15% to 1.65%  11,983 18.50 to 17.54    214   0.72%      1.48% to    0.97%
 VIP Equity-Income
   Portfolio -- Service Class 2
   2020................................. 1.15% to 2.90% 751,965 21.87 to 11.07 15,449   2.07%      5.21% to    3.35%
   2019................................. 1.15% to 2.90% 301,112 20.78 to 10.71  5,921   1.81%     25.65% to   15.27%
   2018................................. 1.15% to 2.70% 349,984 16.54 to 11.23  5,508   1.94%    (9.60)% to (11.02)%
   2017................................. 1.15% to 2.70% 402,486 18.30 to 12.62  7,034   1.64%     11.36% to    9.62%
   2016................................. 1.15% to 2.15% 235,851 16.43 to 12.15  3,752   1.17%     16.36% to   15.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                   EXPENSE AS A                            NET    INVESTMENT
                                   % OF AVERAGE                           ASSETS    INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------- ---------- --------------------
 VIP FundsManager(R) 50%
   Portfolio -- Service Class 2
   2020.......................... 1.15% to 1.95% 1,522,377 17.38 to 16.16  25,448   0.99%      12.57% to   11.67%
   2019.......................... 1.15% to 1.95% 1,712,385 15.44 to 14.48  25,528   1.49%      16.34% to   15.40%
   2018.......................... 1.15% to 1.95% 1,976,000 13.27 to 12.54  25,438   1.17%     (6.47)% to  (7.23)%
   2017.......................... 1.15% to 1.95% 2,451,421 14.19 to 13.52  33,875   0.96%      12.93% to   12.02%
   2016.......................... 1.15% to 1.95% 2,822,662 12.56 to 12.07  34,699   1.07%       2.88% to    2.05%
 VIP FundsManager(R) 60%
   Portfolio -- Service Class 2
   2020.......................... 1.15% to 1.95% 4,938,056 19.03 to 17.70  90,483   0.90%      13.60% to   12.68%
   2019.......................... 1.15% to 1.95% 5,684,324 16.75 to 15.71  92,064   1.31%      18.87% to   17.91%
   2018.......................... 1.15% to 1.95% 6,670,478 14.09 to 13.32  91,288   1.06%     (7.59)% to  (8.34)%
   2017.......................... 1.15% to 1.95% 7,742,412 15.25 to 14.53 115,156   0.86%      15.42% to   14.49%
   2016.......................... 1.15% to 1.95% 9,554,287 13.21 to 12.70 123,679   1.08%       3.44% to    2.61%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2020.......................... 1.15% to 1.65%    18,907 26.52 to 24.64     483   1.95%       6.35% to    5.82%
   2019.......................... 1.15% to 1.65%    16,883 24.94 to 23.29     405   3.43%      28.19% to   27.54%
   2018.......................... 1.15% to 1.65%    19,829 19.45 to 18.26     374   0.11%    (10.24)% to (10.70)%
   2017.......................... 1.15% to 1.35%    11,850 21.67 to 21.18     255   1.28%      15.27% to   15.04%
   2016.......................... 1.15% to 1.35%     7,042 18.80 to 18.41     132   0.75%      14.48% to   14.25%
 VIP Growth Opportunities
   Portfolio --Service Class 2
   2020.......................... 1.15% to 2.90%   209,300 56.65 to 17.75  11,361   0.00%      66.29% to   63.36%
   2019.......................... 1.15% to 1.95%    60,438 34.07 to 31.95   1,998   0.00%      38.88% to   37.76%
   2018.......................... 1.15% to 1.95%    71,292 24.53 to 23.19   1,701   0.10%      10.91% to   10.01%
   2017.......................... 1.15% to 1.95%   104,957 22.12 to 21.08   2,267   0.10%      32.64% to   31.57%
   2016.......................... 1.15% to 1.95%   136,093 16.67 to 16.02   2,226   0.05%     (1.09)% to  (1.88)%
 VIP Growth Portfolio -- Service
   Class 2
   2020.......................... 1.15% to 1.65%     6,741 46.49 to 43.19     311   0.05%      41.90% to   41.18%
   2019.......................... 1.15% to 1.65%     7,987 32.76 to 30.59     260   0.06%      32.44% to   31.77%
   2018.......................... 1.15% to 1.65%     9,147 24.74 to 23.22     225   0.04%     (1.58)% to  (2.08)%
   2017.......................... 1.15% to 1.65%    12,314 25.14 to 23.71     308   0.07%      33.27% to   32.60%
   2016.......................... 1.15% to 1.65%    10,518 18.86 to 17.88     198   0.00%     (0.61)% to  (1.10)%
 VIP Investment Grade Bond
   Portfolio --Service Class 2
   2020.......................... 1.15% to 2.90%   660,288 15.60 to 10.74   9,632   2.07%       7.90% to    6.00%
   2019.......................... 1.15% to 2.90%   718,961 14.45 to 10.13   9,729   2.49%       8.15% to    2.65%
   2018.......................... 1.15% to 2.70%   755,725 13.36 to 11.12   9,523   1.91%     (1.93)% to  (3.48)%
   2017.......................... 1.15% to 2.70% 1,199,529 13.63 to 11.52  15,479   2.15%       2.80% to    1.19%
   2016.......................... 1.15% to 2.70% 1,421,709 13.26 to 11.38  17,943   2.31%       3.28% to    1.66%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 VIP Mid Cap Portfolio -- Service
   Class 2
   2020........................... 1.15% to 2.15%   102,437 28.10 to 20.90  2,764   0.36%      16.51% to   15.33%
   2019........................... 1.15% to 2.90%   315,572 24.12 to 10.34  7,218   0.66%      21.76% to    7.20%
   2018........................... 1.15% to 2.70%   361,869 19.81 to 14.08  6,874   0.40%    (15.76)% to (17.09)%
   2017........................... 1.15% to 2.70%   401,841 23.52 to 16.98  9,086   0.47%      19.15% to   17.29%
   2016........................... 1.15% to 2.70%   496,924 19.74 to 14.48  9,454   0.33%      10.64% to    8.91%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2020........................... 1.15% to 1.15%     8,898 23.80 to 23.80    212   1.05%       6.77% to    6.77%
   2019........................... 1.15% to 1.15%     8,887 22.29 to 22.29    198   1.43%        32.56% to 32.56%
   2018........................... 1.15% to 1.15%     8,982 16.81 to 16.81    151   0.71%    (18.45)% to (18.45)%
   2017........................... 1.15% to 1.65%    10,336 20.62 to 19.45    212   1.23%      17.72% to   17.13%
   2016........................... 1.15% to 1.65%    13,387 17.52 to 16.61    233   0.89%       8.02% to    7.47%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Allocation VIP
   Fund -- Class 2 Shares
   2020........................... 1.15% to 2.90%   271,408 16.35 to 11.31  3,840   1.49%      10.45% to    8.50%
   2019........................... 1.15% to 2.90%   293,937 14.81 to 10.43  3,812   3.02%      18.48% to    8.97%
   2018........................... 1.15% to 2.70%   313,464 12.50 to 10.41  3,618   3.02%    (10.69)% to (12.10)%
   2017........................... 1.15% to 2.70%   392,474 13.99 to 11.84  5,126   2.60%      10.69% to    8.96%
   2016........................... 1.15% to 2.70%   500,957 12.64 to 10.87  5,945   3.90%      11.88% to   10.13%
 Franklin Income VIP
   Fund -- Class 2 Shares
   2020........................... 1.15% to 2.90%   583,227 19.06 to 10.06  9,565   5.89%     (0.47)% to  (2.23)%
   2019........................... 1.15% to 2.90%   712,529 19.15 to 10.29 11,791   5.28%      14.72% to    5.98%
   2018........................... 1.15% to 2.70%   802,859 16.69 to 11.70 11,956   4.81%     (5.41)% to  (6.90)%
   2017........................... 1.15% to 2.70%   922,161 17.65 to 12.56 14,653   4.15%       8.42% to    6.72%
   2016........................... 1.15% to 2.70% 1,002,872 16.28 to 11.77 14,829   4.96%      12.71% to   10.95%
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2020........................... 1.15% to 1.90%    94,487 17.35 to 15.54  1,613   2.88%     (6.14)% to  (6.85)%
   2019........................... 1.15% to 1.90%   105,225 18.49 to 16.68  1,908   1.79%      21.16% to   20.24%
   2018........................... 1.15% to 1.90%   117,750 15.26 to 13.87  1,774   2.31%    (10.12)% to (10.80)%
   2017........................... 1.15% to 1.90%   156,257 16.98 to 15.55  2,618   2.26%       7.10% to    6.29%
   2016........................... 1.15% to 1.90%   177,420 15.85 to 14.63  2,796   1.96%      14.72% to   13.86%
 Templeton Growth VIP
   Fund -- Class 2 Shares
   2020........................... 1.15% to 1.35%     9,393 14.88 to 14.45    138   3.03%       4.58% to    4.37%
   2019........................... 1.15% to 1.65%    11,120 14.23 to 13.29    156   3.25%      13.83% to   13.25%
   2018........................... 1.15% to 1.65%    18,077 12.50 to 11.73    224   2.01%    (15.83)% to (16.26)%
   2017........................... 1.15% to 1.65%    18,440 14.85 to 14.01    271   1.41%      17.14% to   16.55%
   2016........................... 1.15% to 1.65%    31,871 12.68 to 12.02    402   2.10%       8.36% to    7.82%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government Money
   Market Fund -- Service Shares
   2020............................. 1.15% to 2.90% 1,145,560  9.46 to  9.67 10,480   0.25%    (0.89)% to  (2.64)%
   2019............................. 1.15% to 2.20% 1,009,773  9.54 to  8.82  9,375   1.81%      0.69% to  (0.38)%
   2018............................. 1.15% to 2.40%   883,543  9.48 to  8.73  8,173   1.40%      0.31% to  (0.97)%
   2017............................. 1.15% to 1.95%   666,806  9.45 to  9.04  6,204   0.50%    (0.64)% to  (1.44)%
   2016............................. 1.15% to 1.95%   633,867  9.51 to  9.17  5,943   0.04%    (1.11)% to  (1.90)%
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2020............................. 1.15% to 2.90%   281,735 30.39 to 11.75  7,597   2.06%     12.71% to   10.72%
   2019............................. 1.15% to 2.90%   309,702 26.96 to 10.61  7,409   1.57%     20.87% to   13.00%
   2018............................. 1.15% to 2.70%   380,126 22.31 to 16.07  7,653   1.71%    (0.73)% to  (2.30)%
   2017............................. 1.15% to 2.40%   396,270 22.47 to 17.00  8,186   1.36%     16.78% to   15.31%
   2016............................. 1.15% to 2.40%   462,550 19.24 to 14.74  8,215   1.94%      3.12% to    1.83%
 Janus Henderson Forty
   Portfolio -- Service Shares
   2020............................. 1.15% to 2.15%    36,160 54.10 to 38.61  1,785   0.63%     37.43% to   36.05%
   2019............................. 1.15% to 2.15%    58,965 39.36 to 28.38  2,149   0.02%     35.28% to   33.91%
   2018............................. 1.15% to 2.15%    53,915 29.10 to 21.19  1,464   1.25%      0.54% to  (0.48)%
   2017............................. 1.15% to 2.15%    75,470 28.94 to 21.30  2,053   0.00%     28.51% to   27.21%
   2016............................. 1.15% to 2.70%   234,845 22.52 to 15.85  4,974   0.00%      0.77% to  (0.80)%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2020............................. 1.80% to 1.80%       283 21.63 to 21.63      6   1.16%      5.56% to    5.56%
   2019............................. 1.75% to 1.80%     2,032 20.63 to 20.49     42   1.28%     29.11% to   29.05%
   2018............................. 1.75% to 1.80%     2,425 15.97 to 15.88     39   1.33%    (6.67)% to  (6.72)%
   2017............................. 1.75% to 1.80%     2,770 17.12 to 17.02     47   1.29%     16.93% to   16.87%
   2016............................. 1.75% to 1.80%     3,182 14.64 to 14.57     47   1.36%     12.78% to   12.72%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2020............................. 1.15% to 1.15%     3,423 14.42 to 14.42     49   1.38%      4.03% to    4.03%
   2019............................. 1.15% to 1.15%     2,939 13.86 to 13.86     41   1.63%     27.40% to   27.40%
   2018............................. 1.15% to 1.15%     4,423 10.88 to 10.88     48   1.39%    (9.93)% to  (9.93)%
   2017............................. 1.15% to 1.15%     5,396 12.08 to 12.08     65   1.41%     13.52% to   13.52%
   2016............................. 1.15% to 1.15%     5,437 10.64 to 10.64     58   1.62%     11.70% to   11.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                          EXPENSE AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- -------------------
MFS(R) Variable Insurance Trust
 MFS(R) Total Return Series -- Service
   Class Shares
   2020................................. 1.15% to 2.90% 173,382 21.30 to 11.12 3,421    2.07%      8.25% to    6.34%
   2019................................. 1.15% to 2.90% 189,565 19.68 to 10.45 3,465    2.06%     18.74% to    9.58%
   2018................................. 1.15% to 2.40% 215,934 16.57 to 12.35 3,362    1.97%    (6.96)% to  (8.14)%
   2017................................. 1.15% to 2.40% 252,058 17.81 to 13.45 4,242    2.11%     10.74% to    9.34%
   2016................................. 1.15% to 2.40% 264,430 16.09 to 12.30 3,967    2.70%      7.56% to    6.21%
 MFS(R) Utilities Series -- Service
   Class Shares
   2020................................. 1.15% to 1.65%   9,137 29.62 to 27.52   267    2.20%      4.40% to    3.88%
   2019................................. 1.15% to 1.65%   9,178 28.37 to 26.50   257    3.94%     23.37% to   22.74%
   2018................................. 1.15% to 1.65%  10,769 23.00 to 21.59   245    0.85%    (0.36)% to  (0.86)%
   2017................................. 1.15% to 1.65%  14,558 23.08 to 21.77   330    4.09%     13.18% to   12.61%
   2016................................. 1.15% to 1.65%  16,120 20.39 to 19.34   323    3.67%      9.96% to    9.41%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors Growth
   Stock Portfolio -- Service
   Class Shares
   2020................................. 1.15% to 1.15%   1,389 21.40 to 21.40    30    0.22%     20.79% to   20.79%
   2019................................. 1.15% to 1.15%   1,422 17.72 to 17.72    25    0.35%     37.98% to   37.98%
   2018................................. 1.15% to 1.15%   1,452 12.84 to 12.84    19    0.34%    (0.59)% to  (0.59)%
   2017................................. 1.15% to 1.15%   1,482 12.92 to 12.92    19    0.42%     26.63% to   26.63%
   2016................................. 1.15% to 1.15%   1,486 10.20 to 10.20    15    0.39%      4.62% to    4.62%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2020................................. 1.15% to 1.85%   9,158 17.57 to 15.85   157    4.87%      6.66% to    5.91%
   2019................................. 1.15% to 1.85%   9,556 16.47 to 14.96   154    2.82%     10.46% to    9.68%
   2018................................. 1.15% to 1.85%   9,980 14.91 to 13.64   146    3.04%    (6.54)% to  (7.21)%
   2017................................. 1.15% to 1.85%  11,230 15.96 to 14.70   176    4.46%     12.08% to   11.29%
   2016................................. 1.15% to 1.85%  12,886 14.24 to 13.21   180    2.38%     11.61% to   10.82%
 High Yield Portfolio -- Administrative
   Class Shares
   2020................................. 1.15% to 2.90% 125,309 20.88 to 10.51 2,484    4.87%      4.52% to    2.68%
   2019................................. 1.15% to 2.90% 229,305 19.98 to 10.23 4,339    4.89%     13.41% to    4.84%
   2018................................. 1.15% to 2.70% 205,247 17.62 to 13.35 3,470    5.09%    (3.77)% to  (5.29)%
   2017................................. 1.15% to 2.70% 204,529 18.31 to 14.10 3,625    4.87%      5.39% to    3.74%
   2016................................. 1.15% to 2.70% 224,706 17.37 to 13.59 3,790    5.26%     11.15% to    9.42%
 Long-Term U.S. Government
   Portfolio --Administrative
   Class Shares
   2020................................. 1.15% to 2.90% 242,971 25.17 to 11.56 5,592    1.67%     16.04% to   13.99%
   2019................................. 1.15% to 2.90% 206,995 21.69 to 10.15 4,089    2.04%     12.02% to    3.02%
   2018................................. 1.15% to 2.70% 195,692 19.36 to 14.90 3,508    2.40%    (3.51)% to  (5.03)%
   2017................................. 1.15% to 2.70% 190,856 20.07 to 15.69 3,571    2.17%      7.71% to    6.02%
   2016................................. 1.15% to 2.70% 206,951 18.63 to 14.80 3,588    1.81%    (0.48)% to  (2.04)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                         EXPENSE AS A                            NET   INVESTMENT
                                         % OF AVERAGE                           ASSETS   INCOME
                                        NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- --------- -------------- ------ ---------- --------------------
 Low Duration
   Portfolio -- Administrative
   Class Shares
   2020................................ 1.15% to 2.90%   812,630 13.32 to 10.00 10,126   1.04%       1.80% to    0.00%
   2019................................ 1.15% to 2.90%   396,229 13.08 to 10.00  4,856   2.76%       2.83% to  (0.08)%
   2018................................ 1.15% to 2.70%   407,261 12.72 to 10.17  4,871   1.91%     (0.82)% to  (2.38)%
   2017................................ 1.15% to 2.70%   446,745 12.83 to 10.42  5,449   1.34%       0.19% to  (1.38)%
   2016................................ 1.15% to 2.70%   517,367 12.80 to 10.57  6,327   1.51%       0.24% to  (1.33)%
 Total Return
   Portfolio -- Administrative
   Class Shares
   2020................................ 1.15% to 2.90%   717,728 18.33 to 10.64 12,159   2.14%       7.40% to    5.50%
   2019................................ 1.15% to 2.90%   889,601 17.07 to 10.09 14,030   3.01%       7.11% to    1.76%
   2018................................ 1.15% to 2.70%   973,291 15.94 to 12.54 14,429   2.51%     (1.68)% to  (3.23)%
   2017................................ 1.15% to 2.70% 1,348,754 16.21 to 12.96 20,378   2.02%       3.71% to    2.09%
   2016................................ 1.15% to 2.70% 1,588,278 15.63 to 12.70 23,292   2.09%       1.50% to  (0.09)%
State Street Variable Insurance Series
  Funds, Inc.
 Income V.I.S. Fund -- Class 1
   Shares
   2020................................ 1.75% to 1.75%       670 13.37 to 13.37      9   2.43%       5.15% to    5.15%
   2019................................ 1.75% to 1.75%       665 12.71 to 12.71      8   0.21%       6.72% to    6.72%
   2018................................ 1.75% to 1.75%       648 11.91 to 11.91      8   2.04%     (3.16)% to  (3.16)%
   2017................................ 1.75% to 1.75%       725 12.30 to 12.30      9   2.17%       1.44% to    1.44%
   2016................................ 1.75% to 1.75%       687 12.13 to 12.13      8   1.84%       1.19% to    1.19%
 Real Estate Securities V.I.S.
   Fund -- Class 1 Shares
   2020................................ 1.15% to 2.90%   107,390 23.27 to  9.42  2,516   0.51%     (6.33)% to  (7.98)%
   2019................................ 1.15% to 2.90%   109,164 24.84 to 10.23  2,713   1.38%      24.70% to    4.86%
   2018................................ 1.15% to 2.70%   118,670 19.92 to 14.63  2,403   2.23%     (6.80)% to  (8.27)%
   2017................................ 1.15% to 2.70%   155,157 21.37 to 15.94  3,356   1.69%       4.63% to    2.99%
   2016................................ 1.15% to 2.70%   171,106 20.43 to 15.48  3,541   2.32%       6.76% to    5.09%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2020................................ 1.15% to 1.65%       104 32.70 to 30.39      3   1.74%      16.56% to   15.98%
   2019................................ 1.15% to 1.65%       570 28.06 to 26.20     15   1.26%      29.54% to   28.88%
   2018................................ 1.15% to 1.65%       709 21.66 to 20.33     15   1.70%     (5.83)% to  (6.31)%
   2017................................ 1.15% to 1.65%       867 23.00 to 21.70     19   1.67%      20.11% to   19.51%
   2016................................ 1.15% to 1.65%     5,592 19.15 to 18.16    102   0.31%      10.33% to    9.78%
 Small-Cap Equity V.I.S.
   Fund -- Class 1 Shares
   2020................................ 1.15% to 1.85%     5,858 29.72 to 26.81    168   0.00%      13.21% to   12.41%
   2019................................ 1.15% to 1.35%     7,584 26.25 to 25.54    196   0.00%      24.67% to   24.42%
   2018................................ 1.15% to 1.35%     8,318 21.06 to 20.53    173   0.00%    (10.74)% to (10.92)%
   2017................................ 1.15% to 1.35%     8,655 23.59 to 23.05    202   0.00%      11.42% to   11.19%
   2016................................ 1.15% to 1.35%    12,587 21.17 to 20.73    264   0.00%      22.34% to   22.10%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Total Return V.I.S.
   Fund -- Class 3 Shares
   2020......................... 1.00% to 2.90%  8,151,172 17.82 to 10.55 131,352   1.61%       5.08% to    3.06%
   2019......................... 1.00% to 2.90%  9,712,097 16.96 to 10.23 150,269   1.97%      14.41% to    4.86%
   2018......................... 1.00% to 2.70% 11,257,291 14.82 to 10.59 154,286   1.80%     (7.55)% to  (9.14)%
   2017......................... 1.00% to 2.70% 13,427,253 16.03 to 11.66 200,564   1.67%      14.12% to   12.16%
   2016......................... 1.00% to 2.70% 15,553,831 14.05 to 10.40 205,936   1.57%       5.02% to    3.22%
 U.S. Equity V.I.S.
   Fund -- Class 1 Shares
   2020......................... 1.15% to 1.35%      4,159 32.83 to 31.88     135   0.52%      21.22% to   20.98%
   2019......................... 1.15% to 1.35%      7,471 27.08 to 26.35     200   0.74%      30.25% to   29.99%
   2018......................... 1.15% to 1.35%      6,591 20.79 to 20.27     136   0.86%     (4.51)% to  (4.71)%
   2017......................... 1.15% to 1.35%      7,007 21.77 to 21.27     151   0.79%      18.54% to   18.30%
   2016......................... 1.15% to 1.35%      7,420 18.37 to 17.98     135   1.20%       8.05% to    7.84%
The Prudential Series Fund
 Jennison 20/20 Focus
   Portfolio -- Class II Shares
   2020......................... 1.15% to 1.75%        475 34.92 to 31.97      16   0.00%      28.91% to   28.13%
   2019......................... 1.15% to 1.75%     13,173 27.09 to 24.95     347   0.00%      26.92% to   26.15%
   2018......................... 1.15% to 1.75%     15,065 21.34 to 19.78     314   0.00%     (6.81)% to  (7.38)%
   2017......................... 1.15% to 1.75%     18,886 22.90 to 21.35     424   0.00%      28.26% to   27.48%
   2016......................... 1.15% to 1.75%     20,080 17.86 to 16.75     352   0.00%       0.07% to  (0.54)%
 Jennison Portfolio -- Class II
   Shares
   2020......................... 1.15% to 1.35%      2,094 54.62 to 53.05     114   0.00%      53.78% to   53.47%
   2019......................... 1.15% to 1.35%      3,045 35.52 to 34.56     108   0.00%      31.30% to   31.03%
   2018......................... 1.15% to 1.35%      7,672 27.05 to 26.38     207   0.00%     (2.32)% to  (2.52)%
   2017......................... 1.15% to 1.35%        477 27.70 to 27.06      13   0.00%      34.57% to   34.30%
   2016......................... 1.15% to 1.35%        497 20.58 to 20.15      10   0.00%     (2.43)% to  (2.62)%
 Natural Resources
   Portfolio -- Class II Shares
   2020......................... 1.15% to 2.90%    366,713  9.10 to 10.54   3,079   0.00%      10.53% to    8.57%
   2019......................... 1.15% to 2.90%    609,266  8.24 to  9.71   4,633   0.00%       8.99% to  (5.89)%
   2018......................... 1.15% to 2.70%    630,717  7.56 to  4.99   4,387   0.00%    (19.36)% to (20.64)%
   2017......................... 1.15% to 2.70%    547,014  9.37 to  6.28   4,744   0.00%     (1.67)% to  (3.21)%
   2016......................... 1.15% to 2.70%    407,340  9.53 to  6.49   3,600   0.00%      23.39% to   21.46%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2020......................... 1.15% to 1.15%        660 50.12 to 50.12      33   0.00%      41.54% to   41.54%
   2019......................... 1.15% to 1.15%        823 35.41 to 35.41      29   0.00%      35.47% to   35.47%
   2018......................... 1.15% to 1.15%        991 26.14 to 26.14      26   0.00%     (0.88)% to  (0.88)%
   2017......................... 1.15% to 1.15%      1,129 26.37 to 26.37      30   0.01%      33.05% to   33.05%
   2016......................... 1.15% to 1.15%      3,964 19.82 to 19.82      79   0.00%     (0.64)% to  (0.64)%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2020

   period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016.